                                          1933 Act File No. 33-40428
                                          1940 Act File No. 811-6309

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X

    Pre-Effective Amendment No.         ....................       _

    Post-Effective Amendment No.  23 .......................       X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

    Amendment No.  23 ......................................       X

                                        RIGGS FUNDS
                     (Exact Name of Registrant as Specified in Charter)

                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7010
                          (Address of Principal Executive Offices)

                                       (412) 288-1900
                              (Registrant's Telephone Number)

                                John W. McGonigle, Esquire,
                                 Federated Investors Tower,
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X immediately upon filing pursuant to paragraph (b).
   on ____________ pursuant to paragraph (b).
   60 days after filing pursuant to paragraph (a) (i).
   on                pursuant to paragraph (a) (i).
   75 days after filing pursuant to paragraph (a)(ii).
   on ____________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                          Copies To:

                                 Matthew G. Maloney, Esquire
                            Dickstein Shapiro Morin & Oshinsky LLP
                                     2101 L Street, N.W.
                                    Washington, D.C. 20037

COMBINED PROSPECTUS

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June 30, 2003

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Class R Shares

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Riggs Stock Fund
 Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Bond Fund
Riggs Short Term Tax Free Bond Fund (formerly Riggs Intermediate Tax Free Bond Fund)
Riggs Intermediate Tax Free Bond Fund (formerly Riggs Long Term Tax Free Bond Fund)
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

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[Logo of Riggs Funds]

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RIGGS FUNDS JUNE 30, 2003

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Federated Securities Corp., Distributor

PROSPECTUS

Riggs Funds

CLASS R SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund

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Riggs U.S. Government Securities Fund

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Riggs Bond Fund

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Riggs Short Term Tax Free Bond Fund (formerly Intermediate Tax Free Bond Fund)
Riggs Intermediate Tax Free Bond Fund (formerly Long Term Tax Free Bond Fund)

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Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Goals, Strategies, Performance and Risk	1
What are the Funds' Fees and Expenses?	11
Principal Securities in Which the Funds Invest	14
Specific Risks of Investing in the Funds	17
What do Shares Cost?	18
How are the Funds Sold?	19
How to Purchase Shares	19
How to Redeem and Exchange Shares	21
Account and Share Information	22
Who Manages the Funds?	23
Financial Information	23

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

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June 30, 2003

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Fund Goals, Strategies, Performance and Risk

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Riggs Funds offer eight portfolios, including two equity funds, four income funds, and two money market funds. The following describes the investment goals, strategies, and principal risks of the Riggs Stock Fund (Stock Fund), Riggs Small Company Stock Fund (Small Company Stock Fund), Riggs U.S. Government Securities Fund (U.S. Government Securities Fund), Riggs Bond Fund (Bond Fund), Riggs Short Term Tax Free Bond Fund (Short Term Tax Free Bond Fund), Riggs Intermediate Tax Free Bond Fund (Intermediate Tax Free Bond Fund), Riggs Prime Money Market Fund (Prime Money Market Fund) and Riggs U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund) (collectively, the "Funds"). There can be no assurance that a Fund will achieve its goal.

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The investment goal of each Fund described in this section may only be changed upon the approval of a majority of the outstanding Shares of the Fund which would be affected by the change. The investment strategies may be changed without shareholder approval.

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The Shares offered by this prospectus are not deposits or obligations of any bank, including Riggs Bank, N.A. (Riggs Bank), are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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RIGGS STOCK FUND

Goal

Seeks to provide growth of capital and income.

Strategy

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The Fund pursues its investment objective by investing primarily in common stocks of improving quality, large capitalization U.S. companies. These will generally be companies whose market capitalizations are $5 billion or more, at time of purchase, and whose earnings and dividends are growing at above average rates relative to the historic growth rates of such companies, and relative to the current growth rates of other companies comprising the Standard & Poor's 500 Index (S&P 500). The Fund's investment adviser (Adviser) selects stocks which it believes are undervalued based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improved earnings, and credit quality. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

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Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.60)%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 22.00% (quarter ended December 31, 1998). Its lowest quarterly return was (17.49)% (quarter ended September 30, 2001).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500, a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year

		5 Years

			10 Years
Class R Shares:
Return Before Taxes	(26.25)%	(7.21)%	6.05%
Return After Taxes on Distributions[1]	(26.25)%	(9.28)%	3.13%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(16.12)%	(4.98)%	4.92%
S&P 500	(22.10)%	(0.59)%	9.34%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

RIGGS SMALL COMPANY STOCK FUND

Goal

Seeks to provide long-term capital appreciation.

Strategy

The Fund pursues its investment objective by investing primarily in a diversified portfolio of stocks of small-sized U.S. companies which are either listed on the New York or American Stock Exchange or Nasdaq, or trade in the over-the-counter market and which, in the opinion of the Fund's investment adviser (Adviser), have potential to become significant factors in their respective industries in terms of market share. The Fund seeks to invest primarily in companies whose market capitalizations are less than $2 billion. In selecting securities, the Adviser uses a similar style of investing described on the previous page with respect to Stock Fund. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in small capitalization equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (2.59)%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 24.61% (quarter ended December 31, 2001). Its lowest quarterly return was (29.19)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (RUS2), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year

		5 Years

			Start of Performance[1]
Class R Shares:
Return Before Taxes	(15.96)%	(2.86)%	8.15%
Return After Taxes on Distributions[2]	(16.26)%	(4.93)%	5.42%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(9.51)%	(3.09)%	5.61%
RUS2	(20.48)%	(1.36)%	6.86%

1 The Fund's Class R Shares start of performance date was February 27, 1995.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

RIGGS U.S. GOVERNMENT SECURITIES FUND

Goal

Seeks to achieve current income.

Strategy

The Fund pursues its investment objective by investing primarily in U.S. Treasury and government agency securities, including mortgage backed securities and collateralized mortgage obligations. The Fund may also invest in non-governmental debt securities, such as investment grade debt securities issued by corporations or banks, and in privately issued collateralized mortgage obligations. The Fund's investment adviser (Adviser) uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates. Under ordinary market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of the Merrill Lynch U.S. Treasury Agency Master Index (MLTAM). The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive sec urity which it deems to have superior risk and return characteristics to a security held by the Fund.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.79%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 6.49% (quarter ended June 30, 1995). Its lowest quarterly return was (3.03)% (quarter ended March 31, 1994).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown.The table also shows returns for the MLTAM, a broad based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year

		5 Years

			10 Years
Class R Shares:
Return Before Taxes	7.94%	6.36%	6.65%
Return After Taxes on Distributions[1]	5.93%	4.21%	4.15%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.81%	4.01%	4.05%
MLTAM	11.30%	7.73%	7.54%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

RIGGS BOND FUND

Goal

Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Strategy

The Fund pursues its investment objective by investing primarily in a diversified portfolio of fixed income securities consisting primarily of U.S. government securities, corporate obligations rated BBB or higher by a national rating agency and mortgage backed securities. The Fund's investment adviser (Adviser) allocates the Fund's portfolio among the various types of fixed income securities, and adjusts the maturity of the portfolio, by analyzing the expected relative value of the securities types invested in by the Fund, and the expected changes in interest rates. In selecting a corporate debt obligation, the Adviser analyzes the business, competitive position and financial condition of the issuer to assess whether the security's potential return outweighs its risk. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of the Lehman Brothers Government/Credit (Total) Index (LBGCT). The Adviser adjusts the portfolio's duration within the duration limitation based upon the Adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to increase.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.02%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 4.86% (quarter ended September 30, 2002). Its lowest quarterly return was (0.78)% (quarter ended December 31, 2001).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the LBGCT, a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year

		Start of Performance[1]
Class R Shares:
Return Before Taxes	7.89%	8.30%
Return After Taxes on Distributions[2]	5.76%	6.06%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.78%	5.54%
LBGCT	11.04%	10.12%

1 The Fund's Class R Shares start of performance date was December 20, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

RIGGS SHORT TERM TAX FREE BOND FUND
(FORMERLY RIGGS INTERMEDIATE TAX FREE BOND FUND)

Goal

Seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of investment grade (BBB or higher) tax exempt securities so that at least 80% of the income the Fund distributes will be exempt from federal regular income tax and not subject to federal alternative minimum tax for individuals and corporations (AMT). Not all distributions will be free from AMT. The Fund will invest primarily in short to intermediate term securities. As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the Lehman Brothers 3 Year Municipal Bond Index (LB3MB); i.e., its duration will range from one to three years. The Fund's investment adviser (Adviser) adjusts the portfolio's duration within the duration limitation based on the Adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to rise.

In selecting individual securities, the Adviser performs a fundamental analysis of the issuer's ability to pay principal and interest on the security to assess whether the security's potential return outweighs its potential risk. The Adviser attempts to enhance the Fund's income, subject to the Fund's quality and duration constraints, by purchasing securities offering the highest expected returns. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

As a fundamental investment policy, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income taxes.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.21%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 3.56% (quarter ended September 30, 2002). Its lowest quarterly return was (0.18)% (quarter ended December 31, 2001).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the LB3MB and the Lehman Brothers 5 Year Municipal Bond Index (LB5MB), both broad-based market indexes. The Fund has elected to change its benchmark from the LB5MB to the LB3MB. The LB3MB is more representative of the securities typically held by the Fund. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year

		Start of Performance[1]
Class R Shares:
Return Before Taxes	5.33%	5.73%
Return After Taxes on Distributions[2]	5.09%	5.64%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.95%	5.41%
LB3MB	6.72%	6.39%
LB5MB	9.27%	7.53%

1 The Fund's Class R Shares start of performance date was December 20, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

RIGGS INTERMEDIATE TAX FREE BOND FUND
(FORMERLY RIGGS LONG TERM TAX FREE BOND FUND)

Goal

Seeks to provide a high level of current income which is exempt from federal income tax.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of investment grade (BBB or higher) tax exempt securities so that at least 80% of the income the Fund distributes will be exempt from federal regular income tax and not subject to federal alternative minimum tax for individuals and corporations (AMT). Not all distributions will be free from AMT. The Fund will invest primarily in intermediate to long term securities. As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the Lehman Brothers 10 Year Municipal Bond Index (LB10MB); i.e., its duration will range from three to ten years. The Fund's investment adviser (Adviser) adjusts the portfolio's duration within the duration limitation based on the Adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to rise.

In selecting individual securities, the Adviser performs a fundamental analysis of the issuer's ability to pay principal and interest on the security to assess whether the security's potential return outweighs its potential risk. The Adviser attempts to provide high levels of after tax total return relative to tax free bond funds with shorter average durations. After tax total return consists of two components: (1) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund Shares; and (2) income received from the Fund's portfolio securities. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

As a fundamental investment policy, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income taxes.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class R Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.11%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 5.57% (quarter ended September 30, 2002). Its lowest quarterly return was (0.62)% (quarter ended December 31, 2001).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class R Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for Class R Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the LB10MB, a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year

		Start of Performance[1]
Class R Shares:
Return Before Taxes	7.92%	7.10%
Return After Taxes on Distributions[2]	7.58%	6.87%
Return After Taxes on Distributions and Sale of Fund Shares[2]	6.63%	6.54%
LB10MB	10.17%	8.21%

1 The Fund's Class R Shares start of performance date was December 20, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

RIGGS PRIME MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy

The Fund pursues its investment objective by investing exclusively in a portfolio of corporate, U.S. government and other money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The securities in which the Fund invests must be rated in the highest short-term category by two nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. The Fund's investment adviser (Adviser) uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors including the current and expected U.S. economic growth, interest rates and inflation rates.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

The Fund's Class R Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class R Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.06%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 1.43% (quarter ended December 31, 2000). Its lowest quarterly return was 0.15% (quarter ended December 31, 2002).

Average Annual Total Return Table

The following table represents the Fund's Class R Shares Average Annual Total Returns for the calendar periods ended December 31, 2002.

Calendar Period	Class R Shares
1 Year	0.82%
5 Years	3.67%
Start of Performance[1]	3.93%

1 The Fund's Class R Shares start of performance dates was December 12, 1995.

The Fund's Class R Shares 7-Day Net Yield as of December 31, 2002 was 0.37%. You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free 1-800-934-3883 for current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS U.S. TREASURY MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy

The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations maturing in 397 days or less and repurchase agreements fully collateralized by U.S. Treasury obligations. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. U.S. Treasury obligations are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The Fund's investment adviser (Adviser) uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In doing so, it assesses a variety of factors, including the current and expected U.S. economic growth interest rates and inflation rates.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments, including repurchase agreements fully collateralized by U.S. Treasury obligations. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

The Fund's Class R Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class R Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.09%.

Within the period shown in the bar chart, the Fund's Class R Shares highest quarterly return was 1.36% (quarter ended December 31, 2000). Its lowest quarterly return was 0.12% (quarter ended December 31, 2002).

Average Annual Total Return Table

The following table represents the Fund's Class R Shares Average Annual Total Returns for the calendar periods ended December 31, 2002.

Calendar Period	Class R Shares
1 Year	0.65%
Start of Performance[1]	3.29%

1 The Fund's Class R Shares start of performance date was July 7, 1998.

The Fund's Class R Shares 7-Day Net Yield as of December 31, 2002 was 0.44%. You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free 1-800-934-3883 for current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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PRINCIPAL RISKS OF THE FUNDS

Set forth below are risks specific to an investment in a particular Fund or Funds. For more information on these risks, see "Specific Risks of Investing in the Funds."

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In addition, all Funds are subject to the risk that a Fund's Share price may decline and an investor could lose money. Thus, although Prime Money Market Fund and Treasury Money Market Fund seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in any of the Riggs Funds. Also, there is no assurance that a Fund will achieve its investment objective.

Risks

Stock Fund

Small Company Stock Fund

U.S. Government Securities Fund

Bond Fund

Short Term Tax Free Bond Fund

Intermediate Tax Free Bond Fund

Prime Money Market Fund

U.S. Treasury Money Market Fund
Stock Market Risks[1]	X	X
Liquidity Risks[2]		X	X		X	X
Credit Risks[3]			X	X	X	X	X
Interest Rate Risks[4]			X	X	X	X	X	X
Call Risks[5]					X	X
Sector Risks[6]							X
Risks Related to Company Size[7]		X
Prepayment Risks[8]			X	X
Tax Risks[9]					X	X

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1 The value of equity securities rise and fall.

2 Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.

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3 An issuer may possibly default on a security by failing to pay interest or principal when due.

4 Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

5 A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.

6 Because companies providing credit enhancement with regard to Prime Money Market Fund's securities may be concentrated in certain industry sectors, the creditworthiness of Prime Money Market Fund's securities may be adversely affected by developments which adversely affect such sectors.

7 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

8 When interest rates decline, unscheduled prepayments of principal could accelerate and require a Fund to reinvest the proceeds of the prepayments at lower interest rates.

9 Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in the federal or a state's tax law, could cause the interest received and distributed by a Fund to shareholders to be taxable.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

RIGGS STOCK FUND, RIGGS SMALL COMPANY STOCK FUND, RIGGS U.S. GOVERNMENT SECURITIES FUND, RIGGS BOND FUND AND RIGGS SHORT TERM TAX FREE BOND FUND CLASS R SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Funds.

Shareholder Fees Fees Paid Directly From Your Investment

	Stock Fund

		Small Company Stock Fund

			U.S. Government Securities Fund

				Bond Fund

					Short Term Tax Free Bond Fund
						Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
						Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	2.00%	2.00%	2.00%	2.00%	2.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers) [1] Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee[2]	0.75%	0.80%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%	0.25%[3]	0.25%[3]
Shareholder Services Fee	0.25%[4]	0.25%	0.25%[4]	0.25%[4]	0.25%[4]
Other Expenses	0.89%	0.87%	0.53%	0.82%	0.45%
Total Annual Fund Operating Expenses[5]	2.14%	2.17%	1.78%	2.07%	1.70%

1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider expect to voluntarily waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.46%	0.37%	0.81%	1.02%	0.72%
Total Actual Annual Fund Operating Expenses (after waivers)	1.68%	1.80%	0.97%	1.05%	0.98%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund and Short Term Tax Free Bond Fund (after the voluntary waiver) is expected to be 0.48%, 0.43%, 0.19%, 0.13% and 0.43%, respectively, for the fiscal year ending April 30, 2004.

3 The distribution (12b-1) fee is expected to be voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Class R Shares of Bond Fund and Short Term Tax Free Bond Fund (after the voluntary waiver) is expected to be 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

4 A portion of the shareholder services fee is expected to be voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder service fee paid by the Class R Shares of Stock Fund, U.S. Government Securities Fund, Bond Fund and Short Term Tax Free Bond Fund (after the voluntary waiver) is expected to be 0.06%, 0.00%, 0.10% and 0.10%, respectively, for the fiscal year ending April 30, 2004.

5 Total Annual Fund Operating Expenses have been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class R Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class R Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class R Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year

		3 Years

			5 Years

				10 Years
Stock Fund
Expenses assuming redemption	$417	$870	$1,349	$2,472
Expenses assuming no redemption	$217	$670	$1,149	$2,472
Small Company Stock Fund
Expenses assuming redemption	$420	$879	$1,364	$2,503
Expenses assuming no redemption	$220	$679	$1,164	$2,503
U.S. Government Securities Fund
Expenses assuming redemption	$381	$760	$1,164	$2,095
Expenses assuming no redemption	$181	$560	$ 964	$2,095
Bond Fund
Expenses assuming redemption	$410	$849	$1,314	$2,400
Expenses assuming no redemption	$210	$649	$1,114	$2,400
Short Term Tax Free Bond Fund
Expenses assuming redemption	$373	$736	$1,123	$2,009
Expenses assuming no redemption	$173	$536	$ 923	$2,009

What are the Fund's Fees and Expenses?

RIGGS INTERMEDIATE TAX FREE BOND FUND, RIGGS PRIME MONEY MARKET FUND, AND RIGGS U.S. TREASURY MONEY MARKET FUND CLASS R SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Funds.

Shareholder Fees Fees Paid Directly From Your Investment

	Intermediate Tax Free Bond Fund

		Prime Money Market Fund

			U.S. Treasury Money Market Fund
				Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	2.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1] Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee[2]	0.75%	0.50%	0.50%
Distribution (12b-1) Fee[3]	0.25%	0.50%	0.50%
Shareholder Services Fee[4]	0.25%	0.25%	0.25%
Other Expenses	0.51%	0.25%	0.38%
Total Annual Fund Operating Expenses[5]	1.76%	1.50%	1.63%

1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider expect to voluntarily waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.78%	0.42%	0.72%
Total Actual Annual Fund Operating Expenses (after waivers)	0.98%	1.08%	0.91%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by Intermediate Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waiver) is expected to be 0.37%, 0.48% and 0.41%, respectively, for the fiscal year ending April 30, 2004.

3 All or a portion of the distribution (12b-1) fee is expected to be voluntarily waived. The voluntarily waiver can be terminated at any time. The distribution (12b-1) fee paid by the Class R Shares of Intermediate Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waiver) is expected to be 0.00%, 0.25% and 0.02%, respectively, for the fiscal year ending April 30, 2004.

4 A portion of the shareholder services fee is expected to be voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Class R Shares of Intermediate Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waiver) is expected to be 0.10%, 0.10% and 0.10%, respectively, for the fiscal year ending April 30, 2004.

5 Total Annual Fund Operating Expenses have been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class R Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class R Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class R Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year

		3 Years

			5 Years

				10 Years
Intermediate Tax Free Bond Fund
Expenses assuming redemption	$379	$754	$1,154	$2,073
Expenses assuming no redemption	$179	$554	$ 954	$2,073
Prime Money Market Fund
Expenses assuming redemption	$153	$474	$ 818	$1,791
Expenses assuming no redemption	$153	$474	$ 818	$1,791
U.S. Treasury Money Market Fund
Expenses assuming redemption	$166	$514	$ 887	$1,933
Expenses assuming no redemption	$166	$514	$ 887	$1,933

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Principal Securities in Which the Funds Invest

EQUITY SECURITIES

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Equity securities held represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income they will receive from equity securities, because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

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The following describes the principal type of equity security in which a Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest, where that security has been referred to in each Fund's strategy section above:

Treasury Securities

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Treasury securities are direct obligations of the federal government of the United States. Treasury securities held by a Fund are generally regarded as having the lowest credit risks.

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Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

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A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

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Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue se curities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

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Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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Municipal Securities

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Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

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Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities, and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is a pass-through certificate. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities, and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

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The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund may invest in bonds subject to AMT.

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Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

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Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

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Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

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A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

SPECIAL TRANSACTIONS

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Repurchase Agreements

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Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Investment Ratings for Prime Money Market Fund

The securities in which Prime Money Market Fund invests must be rated in the highest short-term category by two nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings.

Investment Ratings for Corporate Fixed Income Securities

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The Adviser will determine a security's rating based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to securities (AAA, AA, A, BBB and below) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to a rated security.

If a security is downgraded below the minimum quality grade discussed in a Fund's investment strategy, the Adviser will reevaluate the security, but will not be required to sell it.

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Portfolio Turnover

Each Fund actively trades its portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments

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Each Fund may temporarily depart from its principal investment strategy by investing its assets in cash and shorter-term debt securities and similar obligations. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Temporary investments will be of comparable quality to other debt securities in which a Fund may invest. For Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund, these securities may be subject to federal income tax and may cause these Funds to receive and distribute taxable income to investors.

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Specific Risks of Investing in the Funds

STOCK MARKET RISKS

  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's Share price may decline.

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  The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

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LIQUIDITY RISKS--FIXED INCOME SECURITIES

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

LIQUIDITY RISKS--EQUITY SECURITIES

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

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CREDIT RISKS

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  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

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  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

CALL RISKS

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

SECTOR RISKS

  A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, a Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

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  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO COMPANY SIZE

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  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, makes the price of mortgage backed securities held by a Fund more volatile than many other types of fixed income securities with comparable credit risks.
  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
  A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks or other less favorable characteristics.

TAX RISKS

  In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
  Income from a Fund may be subject to the AMT.

What do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

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The Funds do not charge a front-end sales charge. The NAV for Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Short Term Tax Free Bond Fund, and Intermediate Tax Free Bond Fund is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV for Prime Money Market Fund and U.S. Treasury Money Market Fund (together, the "Money Market Funds") is determined at 12:00 noon and 4:00 p.m. (Eastern time). A Fund's NAV is determined as follows: The Money Market Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAVs will always remain at $1.00 per share. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Outside of Automatic Investment Programs, the minimum initial investment in each Fund is $1000, except for an Individual Retirement Account (IRA), which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100, except for an IRA, which must be in amounts of at least $50. An investor's minimum investment will be calculated by combining all accounts it maintains in the Riggs Funds. Within Automatic Investment Programs, the minimum investment requirements would be specified in the Riggs Bank or Riggs Investment Advisors Inc. Service Agreement.

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The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). Shareholders redeeming Class R Shares from the Funds (with the exception of the Money Market Funds, unless the Money Market Fund Shares were acquired in exchange for Class R Shares of a Fund which is not a Money Market Fund) within five years of the purchase date will be charged a CDSC equal to 2.00% on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption. The CDSC will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the Fund's distributor. In determining the applicability of the CDSC, the required holding period for new Shares received through an exchange will include the period for which the original Shares were held.

You will not be charged a CDSC when redeeming Shares:

  as a shareholder who acquired Shares prior to July 1, 1998 (including Shares acquired in exchange for Shares acquired prior to July 1, 1998);
  purchased with reinvested dividends or capital gains;
  following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an IRA or other retirement plan to a shareholder who has attained the age of 70;
  if a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement; and
  which are qualifying redemptions of Shares under a Systematic Withdrawal Program.

In addition, you will not be charged a CDSC:

  on Shares held by Trustees, employees and retired employees of the Funds, Riggs National Corporation and/or its subsidiaries, or Federated Securities Corp. and/or its affiliates, and their spouses and children under the age of 21;

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  on Shares originally purchased (i) through the Trust Division or the Private Banking Division of Riggs Bank; (ii) through an investment adviser registered under the Investment Advisers Act of 1940; (iii) through retirement plans where the third party administrator has entered into certain arrangements with Riggs Bank or its affiliates; or (iv) by any bank or dealer (in each case for its own account) having a sales agreement with Federated Securities Corp.; and
  on Shares purchased through entities having no transaction fee agreements or wrap accounts with Riggs Bank or its affiliates.

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To keep the sales charge as low as possible, the Funds redeem your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest.

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

How are the Funds Sold?

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Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund and the Money Market Funds offer Class R Shares and Class Y Shares; Bond Fund, Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund offer Class R Shares. Each class represents interests in a single portfolio of securities. This prospectus relates only to Class R Shares. Each Share class has different sales charges and other expenses which affect their performance. Class Y Shares impose a 0.25% shareholder services fee, are not subject to a Rule 12b-1 fee and do not impose a CDSC. For more information concerning Class Y Shares, contact Riggs Securities Inc. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at1-800-934-3883.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus. Class R Shares of the Money Market Funds are sold primarily to retail customers of Riggs Bank through Riggs Bank and its affiliates and to other retail customers through non-affiliated, authorized broker/dealers. Class R Shares of the Money Market Funds are also available to retail and institutional investors in connection with an Asset Management Program for automatic investment.

Class R Shares of Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund are sold primarily to retail customers of Riggs Bank through Riggs Bank and its affiliates.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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Each Fund has adopted a Rule 12b-1 Plan, which allows the Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution, and customer servicing of the Fund's Class R Shares at an annual rate of up to 0.25% of the average daily assets of Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund; and up to 0.50% of the average daily assets of the Money Market Funds. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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How to Purchase Shares

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You may purchase Shares through Riggs Securities Inc., Riggs Bank, a Riggs-affiliated broker/dealer or through an exchange from another Riggs Fund. The Funds reserve the right to reject any request to purchase or exchange Shares.

THROUGH RIGGS SECURITIES INC.

To place an order to purchase Shares of a Fund, an investor may write to or call Riggs Securities Inc. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. Representatives are available from 8:30 a.m. to 5:00 p.m. (Eastern time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank, N.A. With respect to the Money Market Funds, purchase orders must be received by Riggs Securities Inc. before 11:00 a.m. (Eastern time). Payment is normally required on the same business day. With respect to Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund, purchase orders must be received by Riggs Securities Inc. before 4:00 p.m. (Eastern time). Payment is normally required on the next business day.

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By Wire

Shares of the Riggs Funds may be purchased by wire. For wiring instructions, call Riggs Funds Shareholder Services (RFSS) at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

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With respect to the Money Market Funds, payment by wire must be received by Riggs Securities Inc. before 12:30 p.m. (Eastern time) on the same day as the order is placed to earn dividends for that day. With respect to Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund, payment by wire must be received by Riggs Securities Inc. before 3:00 p.m. (Eastern time) on the next business day after placing the order. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

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By Check

Make your check payable to Riggs Funds, note the name of the Fund and the Share class on the check, and mail it to:

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Riggs Securities Inc.

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P.O. Box 96656
Washington, D.C. 20090-6656

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

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Riggs Securities Inc.

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808 17th Street, N.W.
Washington, D.C. 20006

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Riggs Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Orders received by mail are considered received after payment by check is converted by Riggs Bank into federal funds. This is normally the next business day.

THROUGH RIGGS-AFFILIATED BROKER/DEALERS

An investor may place an order through Riggs-affiliated broker/dealers to purchase Shares of a Fund. Shares will be purchased at the public offering price next determined after a Fund receives the purchase request from the broker/dealer. Purchase requests through Riggs-affiliated broker/dealers must be received by the broker/dealer before 3:00 p.m. (Eastern time) in order for Shares to be purchased at that day's public offering price.

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THROUGH AUTOMATIC INVESTING PROGRAMS OFFERED THROUGH RIGGS BANK

You may establish an account with Riggs Investment Advisors Inc. or Riggs Bank to automatically purchase Class R Shares of Prime Money Market Fund or U.S. Treasury Money Market Fund when your bank account reaches a certain level. Prospective investors in an Automatic Investing Program should refer to the Riggs Securities Inc. or Riggs Bank Service Agreement for details regarding the services, fees, restrictions and limitations related to the Automatic Investment Program. You should read this prospectus along with the Service Agreement.

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THROUGH AN EXCHANGE

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You may purchase Class R Shares of a Fund (with the exception of Prime Money Market Fund) through an exchange from Class R Shares of another Riggs Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund Shares at the NAV next determined after an order is received. Shareholders may apply for participation in this program through Riggs Securities Inc., Riggs Bank or an authorized broker/dealer.

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Due to the nature of the Automatic Investing Programs, systematic investment privileges are unavailable to participants in these programs.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

AUTOMATIC INVESTING PROGRAMS

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Clients who have executed a Riggs Bank or Riggs Securities Inc. Service Agreement should refer to the Agreement for information about redeeming Class R Shares the Money Market Funds purchased through that program.

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RETIREMENT INVESTMENTS

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Shares of a Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Securities Inc. and consult a tax adviser.

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How to Redeem and Exchange Shares

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Each Fund redeems Class R Shares at their NAV, less (with the exception of the Money Market Funds, unless the Money Market Funds' Shares were acquired in exchange for Class R Shares or Class B Shares of a Fund which is not a Money Market Fund) any applicable CDSC, next determined after Riggs Securities Inc. receives the redemption request.

Redemptions will be made on days on which both the NYSE and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by calling Riggs Securities Inc. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. An authorization form permitting a Fund to accept telephone redemption requests must first be completed. Although Riggs Securities Inc. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

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With respect to the Money Market Funds, if you call before 11:00 a.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 11:00 a.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

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With respect to Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund, if you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by mailing a written request to:

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Riggs Securities Inc.

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P.O. Box 96656
Washington, D.C. 20090-6656

Send requests by private courier or overnight delivery service to:

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Riggs Securities Inc.

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808 17th Street, N.W.
Washington, D.C. 20006

All requests must include:

  Fund Name, Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Funds' ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

A shareholder may generally exchange Class R Shares of one Fund for Class R Shares of any of the other Funds in the Riggs Funds (with the exception of Prime Money Market Fund) at NAV by writing to or calling RFSS at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. A CDSC is not assessed in connection with such exchanges, but if the shareholder redeems Shares (other than Shares of a Money Market Fund, unless a Money Market Fund's Shares were acquired in exchange for Class R Shares of a Fund which is not a Money Market Fund) within five years of the original purchase, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the shareholder has owned Shares will be measured from the date of original purchase and will not be affected by the exchange.

Orders for exchanges received by a Fund prior to 4:00 p.m. (Eastern time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Eastern time) on any business day will be executed at the close of the next business day.

To execute an order to exchange you must first:

  complete an authorization form permitting the Fund to accept telephone exchange requests;
  ensure that the account registrations are identical;
  meet any minimum initial investment requirements;
  specify the dollar value or number of Shares to be exchanged; and
  receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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A Fund may modify or terminate the exchange privilege at any time. A Fund's management or Adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder.

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Shareholders may obtain further information on the exchange privilege by calling RFSS at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

SYSTEMATIC WITHDRAWAL PROGRAM

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You may automatically redeem Shares in a minimum amount of $50 on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may make arrangements to have amounts systematically withdrawn from their accounts in the Money Market Funds and automatically invested in Class R Shares of one of the other Funds in the Riggs Funds. A shareholder may apply for participation in this program through Riggs Securities Inc., Riggs Bank or an authorized broker/dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Due to the nature of the Automatic Investment Programs, systematic withdrawal privileges are not available to participants in those programs.

SYSTEMATIC EXCHANGE PROGRAM

Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly or annual basis may take advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. This privilege is not available to shareholders of Class R Shares of the Money Market Funds. Shareholders interested in participating in this program should contact RFSS.

CHECKWRITING

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Class R shareholders who at June 30, 1998 were Class A shareholders of Prime Money Market Fund and U.S. Treasury Money Market Fund with a minimum balance of $5,000 can redeem Shares by writing a check in the amount of at least $100. Shareholders must complete the checkwriting section of the account application or complete a subsequent checkwriting application form which can be obtained from Riggs Securities Inc. The Fund will then provide checks. Checks cannot be used to close a shareholder's account. Checkwriting is not permitted with respect to Shares held in IRA accounts, corporate accounts or an Automatic Investing Program. For further information, contact RFSS.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

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With respect to U.S. Government Securities Fund, Bond Fund, Short Term Tax Free Bond Fund, Intermediate Tax Free Bond Fund and the Money Market Funds, dividends are declared daily and paid monthly. Unless shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional Shares of the respective Fund on payment dates at NAV on the ex-dividend date without a sales charge. With respect to Stock Fund and Small Company Stock Fund, dividends are declared and paid quarterly. Unless cash payments are requested by shareholders in writing to the appropriate Fund or by indication on the account application, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge.

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In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The required minimum may be waived for employees or retirees of Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank and their spouses and children under 21.

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TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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With respect to Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund, an annual statement of your account activity will be sent to assist you in completing your federal, state and local tax returns. It is anticipated that a Fund's distributions will be primarily dividends that are exempt from federal income tax, although a portion of a Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Funds?

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The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Adviser, Riggs Investment Advisors Inc. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 800 17th Street N.W., Washington, D.C. 20006.

The Adviser or its affiliates have advised the Riggs Funds since September 1991, and as of April 30, 2003, provide investment advice for assets of over $1.9 billion. Riggs Investment Advisors Inc. has a varied client base of approximately 200 other relationships including corporate pension plans, foundations, endowments, associations.

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THE FUNDS' PORTFOLIO MANAGERS ARE:

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A team, composed of investment managers with extensive equity research and stock selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of Stock Fund and Small Company Stock Fund.

A team composed of investment managers with extensive fixed income research and security selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of U.S. Government Securities Fund, Bond Fund, Short Term Tax Free Bond Fund, Intermediate Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Stock Fund, U.S. Government Securities Fund, Bond Fund, Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund--0.75%; Small Company Stock Fund--0.80%; and Prime Money Market Fund and U.S. Treasury Money Market Fund--0.50%. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Funds' financial performance for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains. This information for each of the years in the two-year period ended April 30, 2003, has been audited by KPMG LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report. Information for all other years and periods was audited by the Funds' previous auditors.

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Riggs Funds
Financial Highlights Class R Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

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Year Ended April 30,

	Net Asset Value, beginning of period

		Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Stock Fund
1999	$16.57	0.04	0.94	0.98	(0.04)	(1.71)
2000	$15.80	0.01	(0.38)	(0.37)	(0.01)	(2.20)
2001	$13.22	(0.03)[3]	(1.53)	(1.56)	--	(2.71)
2002	$8.95	(0.04)[3]	(1.54)	(1.58)	--	(0.08)
2003	$7.29	(0.00)[3,4]	(1.01)	(1.01)	--	--

Small Company Stock Fund
1999	$18.80	(0.02)	(5.66)	(5.68)	--	(1.85)
2000	$11.27	(0.05)[3]	1.94	1.89	--	--
2001	$13.16	(0.02)	(0.15)	(0.17)	--	(1.77)
2002	$11.22	(0.09)[3]	1.16	1.07	--	--
2003	$12.29	(0.10)[3]	(1.38)	(1.48)	--	(0.18)

U.S. Government Securities Fund
1999	$9.77	0.52	0.06	0.58	(0.50)	--
2000	$9.85	0.50	(0.37)	0.13	(0.51)	--
2001	$9.47	0.52	0.45	0.97	(0.51)	--
2002	$9.93	0.45[3,6]	0.11[6]	0.56	(0.49)	--
2003	$10.00	0.40[3]	0.51	0.91	(0.47)	--

Bond Fund
2000[7]	$10.00	0.21	0.01	0.22	(0.21)	--
2001	$10.01	0.58	0.49	1.07	(0.58)	--
2002	$10.50	0.54[3,6]	0.07[6]	0.61	(0.52)	--
2003	$10.59	0.46[3]	0.52	0.98	(0.53)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

3 Per share amount is based upon the average number of shares outstanding.

4 Per share amount does not round to $0.01 or $(0.01).

5 Percentage amount does not round to 0.01%.

6 Effective May 1, 2001, U.S. Government Securities Fund and Bond Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended April 30, 2002 was as follows:

	Net Investment Income per Share	Net Realized and Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Increase (Decrease)
U.S. Government Securities Fund R Shares	$(0.07)	$0.07	(0.57)%
Bond Fund R Shares	(0.04)	0.04	(0.24)%

Per share, ratios and supplemental data for periods prior May 1, 2001 have not been restated to reflect this change in presentation.

7 Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

8 Computed on an annualized basis.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period

		Total Return[1]

			Expenses

				Net Investment Income (Net Operating Loss)

					Expense waiver reimbursement[2]

						Net Assets, end of period (000 omitted)

							Portfolio Turnover

(1.75)	$15.80	6.50%	1.22%	0.26%	0.26%	$101,474	52%
(2.21)	$13.22	(1.04)%	1.41%	0.08%	0.14%	$51,968	79%
(2.71)	$8.95	(12.59)%	1.52%	(0.29)%	0.01%	$30,385	95%
(0.08)	$7.29	(17.75)%	1.61%	(0.46)%	--	$21,064	49%
--	$6.28	(13.85)%	1.68%	(0.02)%	--	$14,864	99%

(1.85)	$11.27	(30.33)%	1.37%	(0.14)%	0.26%	$38,728	100%
--	$13.16	16.77%	1.60%	(0.44)%	0.13%	$33,163	116%
(1.77)	$11.22	0.37%	1.60%	(0.14)%	0.00%[5]	$16,637	146%
--	$12.29	9.54%	1.66%	(0.75)%	--	$15,114	183%
(0.18)	$10.63	(11.94)%	1.70%	(0.99)%	--	$11,458	213%

(0.50)	$9.85	6.03%	0.91%	5.12%	0.67%	$38,928	55%
(0.51)	$9.47	1.39%	1.06%	5.19%	0.55%	$29,898	55%
(0.51)	$9.93	10.44%	0.93%	5.27%	0.55%	$25,415	58%
(0.49)	$10.00	5.78%	0.96%	4.51%[6]	0.55%	$20,861	64%
(0.47)	$10.44	9.29%	0.96%	3.91%	0.55%	$17,675	22%

(0.21)	$10.01	2.18%	1.00%[8]	5.73%[8]	0.67%[8]	$41,597	16%
(0.58)	$10.50	10.94%	0.87%	5.63%	0.67%	$37,858	42%
(0.52)	$10.59	5.54%	0.90%	5.04%[6]	0.67%	$29,606	83%
(0.53)	$11.04	9.84%	0.94%	4.26%	0.68%	$19,619	23%


Riggs Funds
Financial Highlights Class R Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended April 30,

	Net Asset Value, beginning of period

		Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Short Term Tax Free Bond Fund[3]
2000[4]	$10.00	0.15	(0.02)	0.13	(0.15)	--
2001	$9.98	0.43	0.27	0.70	(0.43)	--
2002	$10.25	0.42[6,7]	0.12[7]	0.54	(0.41)	--
2003	$10.38	0.38	0.21	0.59	(0.38)	(0.10)

Intermediate Tax Free Bond Fund[8]
2000[4]	$10.00	0.16	0.01	0.17	(0.16)	--
2001	$10.01	0.45	0.34	0.79	(0.46)	(0.05)
2002	$10.29	0.43[7]	0.18[7]	0.61	(0.43)	(0.10)
2003	$10.37	0.40	0.56	0.96	(0.40)	(0.14)

Prime Money Market Fund
1999	$1.00	0.04	0.00[9]	0.04	(0.04)	--
2000	$1.00	0.04	(0.00)[9]	0.04	(0.04)	--
2001	$1.00	0.05	0.00[9]	0.05	(0.05)	--
2002	$1.00	0.02	(0.00)[9]	0.02	(0.02)	--
2003	$1.00	0.01	--	0.01	(0.01)	--

U.S. Treasury Money Market Fund
1999[11]	$1.00	0.03	--	0.03	(0.03)	--
2000	$1.00	0.04	(0.00)[9]	0.04	(0.04)	--
2001	$1.00	0.05	0.00[9]	0.05	(0.05)	--
2002	$1.00	0.02	--	0.02	(0.02)	--
2003	$1.00	0.01	--	0.01	(0.01)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

3 Fund name changed (former name Intermediate Tax Free Bond Fund), effective date February 28, 2003.

4 Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

5 Computed on an annualized basis.

6 Per share amount is based upon the average number of shares outstanding.

7 Effective May 1, 2001, Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended April 30, 2002 was as follows:

	Net Investment Income per Share	Net Realized and Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Short Term Tax Free Bond Fund R Shares	0.01	(0.01)	0.07%
Intermediate Tax Free Bond Fund R Shares	--	--	0.01%

Per share, ratios and supplemental data for periods prior May 1, 2001 have not been restated to reflect this change in presentation.

8 Fund name changed (former name Long Term Tax Free Bond Fund), effective date February 28, 2003.

9 Per share amount does not round to $0.01 or $(0.01).

10 On April 24, 2003, the adviser made a voluntary contribution to the Fund for expired capital losses. This voluntary contribution had no effect on the fund's total return.

11 Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period

		Total Return[1]

			Expenses

				Net Investment Income

					Expense waiver/ reimbursement[2]

						Net Assets, end of period (000 omitted)

							Portfolio Turnover

(0.15)	$9.98	1.31%	1.00%[5]	4.16%[5]	0.61%[5]	$66,582	9%
(0.43)	$10.25	7.08%	0.89%	4.18%	0.61%	$59,483	25%
(0.41)	$10.38	5.37%	0.93%	4.05%[7]	0.61%	$56,280	27%
(0.48)	$10.49	5.78%	0.94%	3.64%	0.58%	$43,370	38%

(0.16)	$10.01	1.76%	1.00%[5]	4.57%[5]	0.60%[5]	$69,119	0%
(0.51)	$10.29	8.00%	0.91%	4.48%	0.60%	$57,481	48%
(0.53)	$10.37	6.02%	0.93%	4.09%[7]	0.60%	$48,389	25%
(0.54)	$10.79	9.43%	0.94%	3.82%	0.60%	$36,928	11%

(0.04)	$1.00	4.49%	1.03%	4.25%	0.46%	$8,422	--
(0.04)	$1.00	4.53%	1.07%	4.55%	0.40%	$23,842	--
(0.05)	$1.00	5.32%	1.07%	5.13%	0.40%	$103,460	--
(0.02)	$1.00	1.96%	1.07%	1.90%	0.40%	$43,742	--
(0.01)	$1.00	0.59%[10]	1.07%	0.60%	0.40%	$33,054	--

(0.03)	$1.00	3.35%	1.08%[5]	3.86%[5]	0.47%[5]	$3,309	--
(0.04)	$1.00	4.20%	1.10%	4.20%	0.40%	$4,373	--
(0.05)	$1.00	5.11%	1.08%	5.03%	0.40%	$5,449	--
(0.02)	$1.00	1.77%	1.08%	1.02%	0.40%	$42,919	--
(0.01)	$1.00	0.50%	1.01%	0.53%	0.48%	$19,062	--


Riggs Funds

CLASS R SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund


Riggs U.S. Government Securities Fund


Riggs Bond Fund


Riggs Short Term Tax Free Bond Fund (formerly Riggs Intermediate Tax Free Bond Fund)
Riggs Intermediate Tax Free Bond Fund (formerly Riggs Long Term Tax Free Bond Fund)


Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund


June 30, 2003

A Statement of Additional Information (SAI) dated June 30, 2003 is incorporated by reference into this prospectus. Additional information about the Funds' and their investments is contained in the Funds' SAI, and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, call your investment professional or Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, DC metropolitan area toll-free at 1-800-934-3883.


You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the SEC's Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6309

Cusip 76656A 609 Riggs Stock Fund RISTX
Cusip 76656A 807 Riggs Small Company Stock Fund RISCX


Cusip 76656A 500 Riggs U.S. Government Securities Fund RIBDX


Cusip 76656A 872 Riggs Bond Fund RIBRX


Cusip 76656A 864 Riggs Short Term Tax Free Bond Fund RSTBX
Cusip 76656A 856 Riggs Intermediate Tax Free Bond Fund RTTFX
Cusip 76656A 203 Riggs Prime Money Market Fund RRPXX


Cusip 76656A 401 Riggs U.S. Treasury Money Market Fund RGSXX


1061803A (06/03)

Cusip 76656A	609
Cusip 76656A	807
Cusip 76656A	500
Cusip 76656A	872
Cusip 76656A	864
Cusip 76656A	856
Cusip 76656A	203
Cusip 76656A	401

1061803A (06/03)


COMBINED PROSPECTUS


June 30, 2003


Class Y Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

Riggs U.S. Government Securities Fund

Riggs Prime Money Market Fund

Riggs U.S. Treasury Money Market Fund

[Logo of Riggs Funds]

RIGGS FUNDS JUNE 30, 2003

Federated Securities Corp., Distributor

PROSPECTUS

Riggs Funds

CLASS Y SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Performance and Risk	1
What are the Funds' Fees and Expenses?	8
Principal Securities in Which the Funds Invest	9
Specific Risks of Investing in the Funds	11
What Do Shares Cost?	12
How are the Funds Sold?	13
How to Purchase Shares	13
How to Redeem Shares	14
Account and Share Information	15
Who Manages the Funds?	16
Financial Information	17

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

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JUNE 30, 2003


Fund Goals, Strategies, Performance and Risk


Riggs Funds offer eight portfolios, including two equity funds, four income funds, and two money market funds. The following describes the investment goals, strategies, and principal risks of Riggs Stock Fund (Stock Fund), Riggs Small Company Stock Fund (Small Company Stock Fund), Riggs U.S. Government Securities Fund (U.S. Government Securities Fund), Riggs Prime Money Market Fund (Prime Money Market Fund) and Riggs U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund) (collectively, the "Funds"). There can be no assurance that a Fund will achieve its goal.


The investment goal of each Fund described in this section may only be changed upon the approval of a majority of the outstanding Shares of the Fund which would be affected by the change. The investment strategies may be changed without shareholder approval.


The Shares offered by this prospectus are not deposits or obligations of any bank, including Riggs Bank, N.A. (Riggs Bank), are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


RIGGS STOCK FUND

Goal

Seeks to provide growth of capital and income.

Strategy


The Fund pursues its investment objective by investing primarily in common stocks of improving quality, large capitalization U.S. companies. These will generally be companies whose market capitalizations are $5 billion or more, at time of purchase, and whose earnings and dividends are growing at above average rates relative to the historic growth rates of such companies, and relative to the current growth rates of other companies comprising the Standard & Poor's 500 Index (S&P 500). The Fund's investment adviser (Adviser) selects stocks which it believes are undervalued based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improved earnings, and credit quality. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.


Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.


Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Class Y Shares are sold without a sales charge (load). The total returns shown in the bar chart are based upon net asset value.

The Fund's Class Y Shares total return for the three-month period from
January 1, 2003 to March 31, 2003 was (4.55)%.

Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 9.76% (quarter ended December 31, 2001). Its lowest quarterly return was (17.37)% (quarter ended September 30, 2001).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for Class Y Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500, a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	Start of Performance[1]
Class Y Shares:
Return Before Taxes	(24.43)%	(14.31)%
Return After Taxes on Distributions[2]	(24.43)%	(15.73)%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(15.00)%	(10.59)%
S&P 500	(22.10)%	(13.41)%

(1) The Fund's Class Y Shares start of performance date was December 20, 1999.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


RIGGS SMALL COMPANY STOCK FUND

Goal

Seeks to provide long-term capital appreciation.

Strategy


The Fund pursues its investment objective by investing primarily in a diversified portfolio of stocks of small-sized U.S. companies which are either listed on the New York or American Stock Exchange or Nasdaq, or trade in the over-the-counter market and which, in the opinion of the Fund's investment adviser (Adviser), have potential to become significant factors in their respective industries in terms of market share. The Fund seeks to invest primarily in companies whose market capitalizations are less than $2 billion. In selecting securities, the Adviser uses a similar style of investing described on the previous page with respect to Stock Fund. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.


Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in small capitalization equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.


Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Class Y Shares are sold without a sales charge (load). The total returns shown in the bar chart are based upon net asset value.

The Fund's Class Y Shares total return for the three-month period from
January 1, 2003 to March 31, 2003 was (2.46)%.

Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 24.69% (quarter ended December 31, 2001). Its lowest quarterly return was (19.26)% (quarter ended September 30, 2001).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for Class Y Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (RUS2), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	Start of Performance[1]
Class Y Shares:
Return Before Taxes	(14.05)%	1.86%
Return After Taxes on Distributions[2]	(14.35)%	(0.18)%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(8.34)%	0.59%
RUS2	(20.48)%	(5.06)%

(1) The Fund's Class Y Shares start of performance date was December 20, 1999.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


RIGGS U.S. GOVERNMENT SECURITIES FUND

Goal

Seeks to achieve current income.

Strategy


The Fund pursues its investment objective by investing primarily in U.S. Treasury and government agency securities, including mortgage backed securities and collateralized mortgage obligations. The Fund may also invest in non-governmental debt securities, such as investment grade debt securities issued by corporations or banks, and in privately issued collateralized mortgage obligations. The Fund's investment adviser (Adviser) uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates. Under ordinary market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of the Merrill Lynch U.S. Treasury Agency Master Index (MLTAM). The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.


Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.


Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Class Y Shares are sold without a sales charge (load). The total returns shown in the bar chart are based upon net asset value.

The Fund's Class Y Shares total return for the three-month period from
January 1, 2003 to March 31, 2003 was 0.86%.

Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 5.01% (quarter ended September 30, 2002). Its lowest quarterly return was (0.62)% (quarter ended March 31, 2002).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for Class Y Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the MLTAM, a broad based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	Start of Performance[1]
Class Y Shares:
Return Before Taxes	10.21%	9.13%
Return After Taxes on Distributions[2]	8.10%	6.91%
Return After Taxes on Distributions and Sale of Fund Shares[2]	6.21%	6.23%
MLTAM	11.30%	10.39%

(1) The Fund's Class Y Shares start of performance date was December 20, 1999.

(2) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


RIGGS PRIME MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy


The Fund pursues its investment objective by investing exclusively in a portfolio of corporate, U.S. government and other money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The securities in which the Fund invests must be rated in the highest short-term category by two recognized nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. The Fund's investment adviser (Adviser) uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors including the current and expected U.S. economic growth, interest rates and inflation rates.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class Y Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.15%.

Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 1.52%. (quarter ended December 31, 2000). Its lowest quarterly return was 0.24% (quarter ended December 31, 2002).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 2002.

Calendar Period	Class Y Shares
1 Year	1.17%
5 Year	4.01%
10 Years	4.31%

The Fund's Class Y Shares 7-Day Net Yield as of December 31, 2002 was 0.72%.

You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free 1-800-934-3883 for current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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RIGGS U.S. TREASURY MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy

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The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations maturing in 397 days or less and repurchase agreements fully collateralized by U.S. Treasury obligations. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. U.S. Treasury obligations are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The Fund's investment adviser (Adviser) uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In doing so, it assesses a variety of factors, including the current and expected U.S. economic growth interest rates and inflation rates.

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Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments, including repurchase agreements fully collateralized by U.S. Treasury obligtions. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class Y Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.11%.

Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 1.45% (quarter ended December 31, 2000). Its lowest quarterly return was 0.18% (quarter ended December 31, 2002).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 2002.

Calendar Period	Class Y Shares
1 Year	0.97%
5 Years	3.76%
10 Years	4.02%

The Fund's Class Y Shares 7-Day Net Yield as of December 31, 2002 was 0.54%. You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free 1-800-934-3883 for current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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PRINCIPAL RISKS OF THE FUNDS

Set forth below are risks specific to an investment in a particular Fund, or Funds. For more information on these risks, see "Specific Risks of Investing in the Funds."

In addition, all Funds are subject to the risk that a Fund's Share price may decline and an investor could lose money. Thus, although Prime Money Market Fund and Treasury Money Market Fund seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in any of the Riggs Funds. Also, there is no assurance that a Fund will achieve its investment objective.

Risks	Stock Fund	Small Company Stock Fund	U.S. Government Securities Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Stock Market Risks[1]	X	X
Liquidity Risks[2]		X	X
Risks Related to Company Size[3]		X
Credit Risks[4]			X	X
Interest Rate Risks[5]			X	X	X
Prepayment Risks[6]			X
Sector Risks[7]				X

1 The value of equity securities rise and fall.

2 Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.

3 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

4 An issuer may possibly default on a security by failing to pay interest or principal when due.

5 Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

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6 When interest rates decline, unscheduled prepayments of principal could accelerate and require a Fund to reinvest the proceeds of the prepayments at lower interest rates.

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7 Because companies providing credit enhancement with regard to Prime Money Market Fund's securities may be concentrated in certain industry sectors, the creditworthiness of the Prime Money Market Fund's securities may be adversely affected by developments which adversely affect such sectors.

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What are the Funds' Fees and Expenses?

RIGGS STOCK FUND, RIGGS SMALL COMPANY STOCK FUND, RIGGS U.S. GOVERNMENT SECURITIES FUND, RIGGS PRIME MONEY MARKET FUND AND RIGGS U.S. TREASURY MONEY MARKET FUND CLASS Y SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares of the Funds.

Shareholder Fees Fees Paid Directly From Your Investment

	Stock Fund

		Small Company Stock Fund

			U.S. Government Securities Fund

				Prime Money Market Fund

					U.S. Treasury Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee[2]	0.75%	0.80%	0.75%	0.50%	0.50%
Distribution (12b-1) Fee	None	None	None	None	None
Shareholder Services Fee	0.25%[3]	0.25%	0.25%[3]	0.25%[3]	0.25%[3]
Other Expenses	0.89%	0.87%	0.53%	0.25%	0.38%
Total Annual Fund Operating Expenses[4]	1.89%	1.92%	1.53%	1.00%	1.13%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider expect to voluntarily waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses	0.46%	0.37%	0.81%	0.27%	0.34%
Total Actual Annual Fund Operating Expenses (after waivers)	1.43%	1.55%	0.72%	0.73%	0.79%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waive at any time. The management fee paid by Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waiver) is expected to be 0.48%, 0.43%, 0.19%, 0.48% and 0.41%, respectively for the fiscal year ending April 30, 2004.

3 All or a portion of the shareholder services fee is expected to be voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Class Y Shares of Stock Fund, U.S Government Securities Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waiver) is expected to be 0.06%, 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

4 Total Annual Fund Operating Expenses have been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Stock Fund	$192	$594	$1,021	$2,212
Small Company Stock Fund	$195	$603	$1,037	$2,243
U.S. Government Securities Fund	$156	$483	$834	$1,824
Prime Money Market Fund	$102	$318	$552	$1,225
U.S Treasury Money Market Fund	$115	$359	$622	$1,375

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Principal Securities in Which the Funds Invest

EQUITY SECURITIES

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Equity securities held represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income they will receive from equity securities, because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

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The following describes the principal type of equity security in which a Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest, where that security has been referred to in each Fund's strategy section above:

Treasury Securities

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Treasury securities are direct obligations of the federal government of the United States. Treasury securities held by a Fund are generally regarded as having the lowest credit risks.

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Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

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A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

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Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue s ecurities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

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Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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MUNICIPAL SECURITIES

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Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

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MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities, and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is a pass-through certificate. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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SEQUENTIAL CMOs

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In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities, and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

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Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

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SPECIAL TRANSACTIONS

Repurchase Agreements

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Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

Investment Ratings for Prime Money Market Fund

The securities in which Prime Money Market Fund invests must be rated in the highest short-term category by two nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings.

Investment Ratings for Corporate Fixed Income Securities

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The Adviser will determine a security's rating based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to securities (AAA, AA, A, BBB and below) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to a rated security.

If a security is downgraded below the minimum quality grade discussed in a Fund's investment strategy, the Adviser will reevaluate the security, but will not be required to sell it.

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Portfolio Turnover

Each Fund actively trade their portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments

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Each Fund may temporarily depart from their principal investment strategy by investing their assets in cash and shorter-term debt securities and similar obligations. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Temporary investments will be of comparable quality to other debt securities in which a Fund may invest.

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Specific Risks of Investing in the Funds

STOCK MARKET RISKS

  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's Share price may decline.

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  The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

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LIQUIDITY RISKS--FIXED INCOME SECURITIES

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

LIQUIDITY RISKS--EQUITY SECURITIES

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

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  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, makes the price of mortgage backed securities held by a Fund more volatile than many other types of fixed income securities with comparable credit risks.
  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
  A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks or other less favorable characteristics.

SECTOR RISKS

  A substantial part of Prime Money Market Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Funds do not charge a front-end sales charge. The NAV for Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV for the Prime Money Market Fund and U.S. Treasury Money Market Fund (together, the "Money Market Funds") is determined at 12:00 noon and 4:00 p.m. (Eastern time).

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A Fund's NAV is determined as follows: The Money Market Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAVs will always remain at $1.00 per share. Equity securities are generally valued at the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the- counter market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The minimum initial investment in each Fund is $100,000. Subsequent investments must be in amounts of at least $100. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the Riggs Funds.

The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?

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The Funds offer two share classes: Class R Shares and Class Y Shares, each represents interests in a single portfolio of securities. This prospectus relates only to Class Y Shares. Each Share class has different sales charges and expenses which affect their performance. Class R Shares are subject to a 0.25% Rule 12b-1 fee (0.50% in the case of Prime Money Market Fund and U.S. Treasury Money Market Fund), and a 0.25% shareholder services fee, and impose a 2.00% CDSC. For more information concerning Class R Shares, contact Riggs Securities Inc. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

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The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus. Class Y Shares of the Funds are sold primarily to trusts, fiduciaries and institutions, and to persons and entities ("Class A shareholders") who held Class Y Shares (formerly known as "Class A Shares") of U.S. Treasury Money Market Fund and Prime Money Market Fund (together, the "Money Market Funds") on June 30, 1998.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

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You may purchase Shares through Riggs Securities Inc. or Riggs Bank. The Funds reserve the right to reject any request to purchase or exchange Shares.

THROUGH RIGGS SECURITIES INC.

To place an order to purchase Shares of a Fund, an investor may write to or call Riggs Securities Inc. at
(202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. Representatives are available from 8:30 a.m. to 5:00 p.m. (Eastern time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank. With respect to the Money Market Funds, purchase orders must be received by Riggs Securities Inc. before 11:00 a.m. (Eastern time). Payment is normally required on the same business day. With respect to Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, purchase orders must be received by Riggs Securities Inc. before 4:00 p.m. (Eastern time). Payment is normally required on the next business day.

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By Wire

Shares of the Riggs Funds may be purchased by wire. For wiring instructions, call Riggs Funds Shareholder Services (RFSS) at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.


With respect to the Money Market Funds, payment by wire must be received by Riggs Securities Inc. before 12:30 p.m. (Eastern time) on the same day as the order is placed to earn dividends for that day. With respect to Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, payment by wire must be received by Riggs Securities Inc. before 3:00 p.m. (Eastern time) on the next business day after placing the order. You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

Make your check payable to Riggs Funds, note the name of the Fund and the Share class on the check, and mail it to:


Riggs Securities Inc.

P.O. Box 96656
Washington, D.C. 20090-6656

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:


Riggs Securities Inc.

808 17th Street, N.W.
Washington, D.C. 20006


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Riggs Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit cards.

Orders received by mail are considered received after payment by check is converted by Riggs Bank into federal funds. This is normally the next business day.

THROUGH AUTOMATIC INVESTING PROGRAMS OFFERED THROUGH RIGGS BANK

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may establish an account with Riggs Securities Inc., or Riggs Bank to automatically purchase Class Y Shares of Prime Money Market Fund or U.S. Treasury Money Market Fund when your bank account reaches a certain level. Prospective investors in an Automatic Investing Program should refer to the Riggs Securities Inc. or Riggs Bank Service Agreement for details regarding the services, fees, restrictions, and limitations related to the Automatic Investment Program. You should read this prospectus along with the Service Agreement.


BY SYSTEMATIC INVESTMENT PROGRAM


If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may add to your investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund Shares at the NAV next determined after an order is received. Shareholders may apply for participation in this program through Riggs Securities Inc., Riggs Bank or an authorized broker/dealer.


Due to the nature of the Automatic Investing Programs, systematic investment privileges are unavailable to participants in these programs.

BY AUTOMATED CLEARING HOUSE (ACH)


If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS


Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Securities Inc. and consult a tax adviser.


How to Redeem Shares


Each Fund redeems Class Y Shares at their NAV (with the exception of the Money Market Funds, unless the Money Market Fund Shares were acquired in exchange for Class R Shares of a Fund which is not a Money Market Fund) next determined after Riggs Securities Inc. receives the redemption request.

Redemptions will be made on days on which both the NYSE and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank.


DIRECTLY FROM THE FUND

By Telephone


You may redeem Shares by calling Riggs Securities Inc. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. An authorization form permitting a Fund to accept telephone redemption requests must first be completed. Although Riggs Securities Inc. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.


With respect to the Money Market Funds, if you call before 11:00 a.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 11:00 a.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

With respect to Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, if you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to:


Riggs Securities Inc.

P.O. Box 96656
Washington, D.C. 20090-6656

Send requests by private courier or overnight delivery
service to:


Riggs Securities Inc.

808 17th Street, N.W.
Washington, D.C. 20006

All requests must include:

  Fund Name, Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Funds' ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

CHECKWRITING


If you were a shareholder of Class Y Shares of a Money Market Fund at December 31, 1999, and have a minimum balance of $5,000, you can redeem Shares by writing a check in the amount of at least $100. Shareholders must complete the checkwriting section of the account application or complete a subsequent checkwriting application form which can be obtained from Riggs Securities Inc. The Fund will then provide checks. Checks cannot be used to close a shareholder's account. Checkwriting is not permitted with respect to Shares held in IRA accounts, corporate accounts, or an Automatic Investing Program. For further information, contact RFSS at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.


SYSTEMATIC WITHDRAWAL PROGRAM


If you were a shareholder of Class Y Shares of a Money Market Fund at December 31, 1999, you may automatically redeem Shares in a minimum amount of $50 on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Riggs Securities Inc., Riggs Bank or an authorized broker or dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


Due to the nature of the Automatic Investment Programs, systematic withdrawal privileges are not available to participants in those programs.

SYSTEMATIC EXCHANGE PROGRAM

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may automatically exchange Shares of a predetermined amount on a monthly, quarterly or annual basis and may take advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. Shareholders interested in participating in this program should contact RFSS.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issues Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions except for systematic transactions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

With respect to the Money Market Funds and U.S. Government Securities Fund, dividends are declared daily and paid monthly. With respect to the Stock Fund and Small Company Stock Fund, dividends are declared and paid quarterly. Unless shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional Shares of the respective Fund on payment dates at NAV on the ex-dividend date without a sales charge.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining non-retirement accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The required minimum may be waived for employees or retirees of Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.


TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?


The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Adviser, Riggs Investment Advisors Inc. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 800 17th Street N.W., Washington, D.C. 20006.

The Adviser or its affiliates have advised the Riggs Funds since September 1991, and as of April 30, 2003, provide investment advice for assets of over $1.9 billion. Riggs Investment Advisors Inc. has a varied client base of approximately 200 other relationships including corporate pension plans, foundations, endowments, associations.


THE FUNDS' PORTFOLIO MANAGERS ARE:

A team composed of investment managers with extensive equity research and stock selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of Stock Fund and Small Company Stock Fund.

A team composed of investment managers with extensive fixed income research and security selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of U.S. Government Securities Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Stock Fund--0.75%; Small Company Stock Fund-- 0.80%; U.S. Government Securities Fund--0.75%; Prime Money Market Fund and U.S. Treasury Money Market Fund--0.50%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.


FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Funds' financial performance for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains. This information for each of the years in the two-year period ended April 30, 2003, has been audited by KPMG LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report. Information for all other years and periods was audited by the Funds' previous auditors.

Riggs Funds
Financial Highlights Class Y Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD).

Year Ended April 30,

	Net Asset Value, beginning of period

		Net Investment Income (Net Operating Loss)

			Net Realized and Unrealized Gain (Loss) on Investments

				Total From Investment Operations

					Distributions from Net Investment Income

						Distributions from Net Realized Gain on Investments
Stock Fund
2000[3]	$12.38	0.01	0.85	0.86	(0.01)	--
2001	$13.23	0.00[5,6]	(1.50)	(1.50)	--	(2.71)
2002	$9.02	(0.02)[5]	(1.56)	(1.58)	--	(0.08)
2003	$7.36	0.01[5]	(1.02)	(1.01)	--	--
Small Company Stock Fund
2000[3]	$11.50	0.00[5,6]	1.68	1.68	--	--
2001	$13.18	0.02	(0.11)	(0.09)	--	(1.77)
2002	$11.32	(0.06)[5]	1.17	1.11	(0.01)	--
2003	$12.42	(0.08)[5]	(1.38)	(1.46)	--	(0.18)
U.S. Government Securities Fund
2000[3]	$9.42	0.19	0.05	0.24	(0.19)	--
2001	$9.47	0.54	0.45	0.99	(0.53)	--
2002	$9.93	0.48[5,8]	0.11[8]	0.59	(0.52)	--
2003	$10.00	0.43[5]	0.51	0.94	(0.50)	--
Prime Money Market Fund
1999	$1.00	0.05	0.00[6]	0.05	(0.05)	--
2000	$1.00	0.05	(0.00)[6]	0.05	(0.05)	--
2001	$1.00	0.06	0.00[6]	0.06	(0.06)	--
2002	$1.00	0.02	(0.00)[6]	0.02	(0.02)	--
2003	$1.00	0.01	--	0.01	(0.01)	--
U.S. Treasury Money Market Fund
1999	$1.00	0.04	--	0.04	(0.04)	--
2000	$1.00	0.04	(0.00)[6]	0.04	(0.04)	--
2001	$1.00	0.05	0.00[6]	0.05	(0.05)	--
2002	$1.00	0.02	--	0.02	(0.02)	--
2003	$1.00	0.01	--	0.01	(0.01)	--


(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

(3) Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(4) Computed on an annualized basis.

(5) Per share amount is based upon the average number of shares outstanding.

(6) Per share amount does not round to $0.01 or $(0.01).

(7) Percentage amount does not round to 0.01%.


(8) Effective May 1, 2001, the U.S. Government Securities Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended April 30, 2002 was to decrease net investment income per share by $0.07, increase net realized and unrealized gain/loss per share by $0.07 and decrease the ratio of net investment income to average net assets from 5.35% to 4.77%. Per share, ratios and supplemental data for periods prior May 1, 2001 have not been restated to reflect this change in presentation.

(9) On April 24, 2003, the advisor made a voluntary payment to the Fund for expired capital losses. This voluntary contribution had no effect on the fund's total return.



			Ratios to Average Net Assets
Total Distributions

	Net Asset Value, end of period

		Total Return[1]

			Expenses

				Net Investment Income (Net Operating Loss)

					Expense waiver/ reimbursement[2]

						Net Assets, end of period (000 omitted)

							Portfolio Turnover

(0.01)	$13.23	6.98%	1.20%[4]	0.14%[4]	0.12%[4]	$107,045	79%
(2.71)	$9.02	(12.01)%	1.27%	(0.03)%	0.01%	$57,861	95%
(0.08)	$7.36	(17.61)%	1.36%	(0.21)%	--	$32,406	49%
--	$6.35	(13.72)%	1.43%	0.23%	--	$8,759	99%

--	$13.18	14.61%	1.37%[4]	0.02%[4]	0.11%[4]	$57,182	116%
(1.77)	$11.32	1.04%	1.35%	0.12%	0.00%[7]	$38,893	146%
(0.01)	$12.42	9.79%	1.41%	(0.50)%	--	$29,114	183%
(0.18)	$10.78	(11.65)%	1.45%	(0.74)%	--	$14,686	213%

(0.19)	$9.47	2.58%	0.81%[4]	5.57%[4]	0.55%[4]	$102,968	55%
(0.53)	$9.93	10.72%	0.68%	5.52%	0.55%	$84,298	58%
(0.52)	$10.00	6.04%	0.71%	4.77%[8]	0.55%	$69,463	64%
(0.50)	$10.44	9.56%	0.71%	4.16%	0.55%	$26,960	22%

(0.05)	$1.00	4.76%	0.69%	4.65%	0.25%	$425,054	--
(0.05)	$1.00	4.90%	0.72%	4.83%	0.25%	$323,076	--
(0.06)	$1.00	5.69%	0.72%	5.56%	0.25%	$243,367	--
(0.02)	$1.00	2.31%	0.72%	2.30%	0.25%	$230,531	--
(0.01)	$1.00	0.94%[9]	0.72%	0.95%	0.25%	$191,104	--

(0.04)	$1.00	4.49%	0.72%	4.39%	0.25%	$138,097	--
(0.04)	$1.00	4.57%	0.75%	4.52%	0.25%	$150,085	--
(0.05)	$1.00	5.48%	0.73%	5.35%	0.25%	$159,287	--
(0.02)	$1.00	2.12%	0.73%	2.26%	0.25%	$81,867	--
(0.01)	$1.00	0.74%	0.76%	0.76%	0.25%	$61,568	--


Riggs Funds

CLASS Y SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund


JUNE 30, 2003

A Statement of Additional Information (SAI) dated June 30, 2003 is incorporated by reference into this prospectus. Additional information about the Funds' and their investments is contained in the Funds' SAI, and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, call your investment professional or Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.


You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the SEC's Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6309

Cusip 76656A	781	Riggs Stock Fund	RIYSX
Cusip 76656A	799	Riggs Small Company Stock Fund	RISYX
Cusip 76656A	773	Riggs U.S. Government Securities Fund	RIUSX
Cusip 76656A	104	Riggs Prime Money Market Fund	RYPXX
Cusip 76656A	302	Riggs U.S. Treasury Money Market Fund	RYTXX


G00355-02 (06/03)


Cusip 76656A 781
Cusip 76656A 799
Cusip 76656A 773
Cusip 76656A 104
Cusip 76656A 302


G00355-02 (6/03)


                                        RIGGS FUNDS

      Riggs Stock Fund
      Class R Shares
      Class Y Shares
      Riggs Small Company Stock Fund
      Class R Shares
      Class Y Shares
      Riggs U.S. Government Securities Fund
      Class R Shares
      Class Y Shares
      Riggs Bond Fund
      Class R Shares
      Riggs Short Term Tax Free Bond Fund (formerly Riggs Intermediate Tax Free Bond Fund)
      Class R Shares
      Riggs Intermediate Tax Free Bond Fund (formerly Riggs Long Term Tax Free Bond Fund)
      Class R Shares
      Riggs Prime Money Market Fund
      Class R Shares
      Class Y Shares
      Riggs U.S. Treasury Money Market Fund
      Class R Shares
      Class Y Shares

                            Statement of Additional Information
                                       June 30, 2003

This  Statement  of  Additional  Information  (SAI) is not a  prospectus.  Read  this SAI in conjunction with the prospectuses for Riggs Funds
dated June 30, 2003.


This SAI incorporates by reference the Funds' Annual Report.  Obtain the prospectuses or the
Annual Report without charge by calling
Riggs  Funds  Shareholder  Services  at (202)  835-5300  or  outside  the  Washington,  D.C.
metropolitan area toll-free at 1-800-934-3883.


============================================================================================

        Addresses.......................................................Back Cover
    Federated Securities Corp., Distributor,
    subsidiary of Federated Investors, Inc.
    1061803B (06/03)

HOW ARE THE FUNDS ORGANIZED?
============================================================================================

Riggs Funds (the "Trust") is a diversified,  open-end management investment company that was established  under the laws of the Commonwealth of Massachusetts on April 1, 1991. The Trust
may offer  separate  series of Shares  representing  interests  in  separate  portfolios  of securities.  The Board of Trustees (the Board) has  established  two classes of Shares known as Class R Shares  and Class Y Shares.  This SAI  relates to both  classes  of  Shares.  The
Funds' investment adviser is Riggs Investment Advisors Inc. (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST
============================================================================================

In pursuing their investment strategy,  the Funds may invest in the following securities for any purpose that is consistent with their investment objective.

The following table indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

--------------------------------------------------------------------------------------
---------------------- Stock Small   U.S.     Bond  Short    IntermediPrime  U.S.
Securities             Fund  Company GovernmenFund  Term     Tax      Money  Treasury
                             Stock   Securities     Tax      Free     Market Money
                              Fund     Fund         Free     Bond     Fund   Market
                                                    Bond       Fund          Fund
                                                      Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Agency Securities        A      A       P       A      A        A       P       N
--------------------------------------------------------------------------------------
 American Depository     A      A       N       A      N        N       N       N
 Receipts 1
 -------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Asset Backed             N      N       A       A      N        N       N       N
Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Bank Instruments         A      A       A       A      A        A       P       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Collateralized           N      N       P       A      N        N       N       N
Mortgage Obligations
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Commercial Paper 2, 3    A      A       A       P      A        A       P       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Common Stocks            P      P       N       A      N        N       N       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Convertible Securities   A      A       N       P      A        A       N       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Corporate Debt           A      A       A       P      A        A       P       N
Obligations 4
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Credit Enhancement 5     A      A       N       A      P        P       P       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Demand Instruments       A      A       A       A      A        A       A       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Foreign Securities       A      A       N       A      N        N       N       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Futures and Options      A      A       A       A      A        A       N       N
Transactions
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
General Obligation       N      N       N       A      P        P       N       N
Bonds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Insurance Contracts      N      N       N       A      N        N       A       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Inverse Floaters         N      N       N       A      A        A       N       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mortgage Backed          N      N       P       A      N        N       N       N
Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Municipal Securities     N      N       N       P      P        P       N       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Preferred Stocks         A      A       N       P      N        N       N       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Private Activity Bonds   N      N       N       N      P        P       A       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Real Estate              A      A       N       A      N        N       N       N
Investment Trusts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Repurchase Agreements    A      A       A       P      P        P       A       P
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Reverse Repurchase       A      A       A       A      A        A       A       A
Agreements
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Securities of Other      A      A       A       A      A        A       A       A
Investment Companies
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Special Revenue Bonds    N      N       N       A      P        P       N       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Treasury Securities      A      A       P       A      A        A       P       P
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Variable Rate Demand     A      A       A       A      P        P       P       N
Notes
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Warrants                 A      A       N       A      N        N       N       N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
When-Issued              A      A       A       P      P        P       A       A
Transactions
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Zero Coupon Securities   N      N       A       A      A        A       A       N
--------------------------------------------------------------------------------------


1. Stock Fund and Small Company Stock Fund may invest up to 20% of their total assets in
American Depositary Receipts (ADRs).
2. U.S. Government Securities Fund may invest in commercial paper that has at least two high quality ratings by a nationally recognized statistical rating organization (NRSRO).
3. Stock Fund and Small Company Stock Fund may invest in commercial paper rated A-1 by
Standard & Poor's (S&P), Prime-1 by
Moody's Investors Service (Moody's) or F-1+ or F-1 by Fitch Ratings (Fitch).
4. U.S. Government Securities Fund may invest in corporate debt obligations and U.S. dollar denominated debt obligations of foreign corporations and governments rated Baa or better,
Aaa, Aa or A by Moody's; BBB or better, AAA, AA or A by S&P; or BBB or better, AAA, AA, or
A by Fitch. The Fund will limit its investment in bonds rated in the lowest investment grade category to 10% of its total assets. In the event that any such security is downgraded below the fourth highest rating category, the Fund will dispose of the security.
5. Prime Money Market Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

43

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity  securities  represent a share of an issuer's  earnings and assets,  after the issuer pays its  liabilities.  A Fund  cannot  predict  the  income  it will  receive  from  equity securities,  because issuers generally have discretion as to the payment of any dividends or distributions.  However,  equity  securities offer greater  potential for appreciation  than many other types of  securities,  because their value  increases  directly with the value of the issuer's  business.  The following  describes the types of equity  securities in which a
Fund invests:

   Common Stocks
   Common stocks are the most prevalent type of equity  security.  Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders.  As a result,  changes in an issuer's  earnings  directly  influence  the value of its common stock.

   Preferred Stocks
   Preferred stocks have the right to receive  specified  dividends or distributions  before the issuer makes payments on its common stock.  Some preferred stocks also participate in dividends and  distributions  paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such  redeemable  preferred stock as a fixed income security.

   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease,  operate and finance  commercial real estate.  REITs  are  exempt  from  federal  corporate  income  tax if  they  limit  their operations  and distribute  most of their income.  Such tax  requirements  limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants  give a Fund the option to buy the  issuer's  equity  securities  at a specified price (the exercise price) at a specified  future date (the expiration  date). A Fund may buy the designated  securities by paying the exercise  price before the expiration  date.
   Warrants may become  worthless if the price of the stock does not rise above the exercise price by the expiration  date. This increases the market risks of warrants as compared to the underlying security.

   Rights are the same as  warrants,  except  companies  typically  issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest,  dividends,  or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted  periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security,  normally within a specified  time.  Fixed income  securities  provide more regular income than equity securities.  However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's  yield  measures the annual  income earned on a security as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount)  or more (a  premium)  than the  principal  amount.  If the  issuer may redeem the security  before  its  scheduled  maturity,  the price and yield on a  discount  or  premium security may change  based upon the  probability  of an early  redemption.  Securities  with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest:

   Treasury Securities
   Treasury  securities  are direct  obligations  of the  federal  government  of the United
   States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency  securities  are  issued or  guaranteed  by a federal  agency or other  government sponsored entity acting under federal  authority (a GSE). The United States supports some
   GSEs  with its full  faith  and  credit.  Other  GSEs  receive  support  through  federal subsidies,  loans, or other benefits.  A few GSEs have no explicit financial support, but are regarded as having  implied  support  because the federal  government  sponsors their activities.  Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

   A Fund  treats  mortgage  backed  securities  guaranteed  by GSEs as  agency  securities.
   Although a GSE guarantee  protects  against  credit risks,  it does not reduce the market and prepayment risks of these mortgage backed securities.

   Corporate Debt Securities
   Corporate  debt  securities  are fixed income  securities  issued by  businesses.  Notes, bonds,  debentures  and commercial  paper are the most prevalent  types of corporate debt securities.  A Fund may also purchase  interests in bank loans to  companies.  The credit risks of corporate debt  securities  vary widely among issuers.  In addition,  the credit risk of an issuer's  debt  security  may vary based on its priority  for  repayment.  For example,  higher  ranking  (senior)  debt  securities  have a higher  priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated  securities  while  continuing  to make  payments on senior  securities.  In addition,  in the event of bankruptcy,  holders of senior  securities may receive amounts
   otherwise  payable  to  the  holders  of  subordinated   securities.   Some  subordinated
   securities,  such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain  circumstances.  For example,  insurance  companies issue securities known as surplus notes that permit the insurance  company to defer any payment that would reduce its capital below regulatory requirements.

      Commercial Paper
      Commercial  paper is an issuer's  obligation with a maturity of less than nine months.
      Companies  typically  issue  commercial  paper to pay for current  expenditures.  Most issuers  constantly  reissue  their  commercial  paper and use the  proceeds  (or bank loans) to repay maturing paper.  If the issuer cannot continue to obtain  liquidity in this fashion, its commercial paper may default.

      Demand Instruments
      Demand  instruments  are  corporate  debt  securities  that the issuer must repay upon demand.  Other demand instruments  require a third party, such as a dealer or bank, to repurchase  the  security  for its  face  value  upon  demand.  A Fund  treats  demand instruments  as short-term  securities,  even though their stated  maturity may extend beyond one year.

   Municipal Securities
   Municipal  securities  are  issued  by  states,  counties,  cities  and  other  political subdivisions and authorities.  Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

   Mortgage Backed Securities
   Mortgage backed securities represent interests in pools of mortgages.  The mortgages that comprise a pool  normally  have  similar  interest  rates,  maturities  and other  terms.
   Mortgages may have fixed or adjustable  interest rates.  Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed  securities come in a variety of forms.  Many have extremely  complicated terms. The simplest form of mortgage backed securities is a pass-through certificate.  An issuer of pass-through  certificates  gathers monthly payments from an underlying pool of mortgages.  Then,  the issuer deducts its fees and expenses and passes the balance of the
   payments  on  to  the  certificate   holders  once  a  month.   Holders  of  pass-through
   certificates  receive  a pro  rata  share  of all  payments  and  pre-payments  from  the underlying  mortgages.  As a result,  the holders assume all the prepayment  risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs,  including  interests  in real estate  mortgage  investment  conduits  (REMICs), allocate  payments and prepayments from an underlying  pass-through  certificate among holders of different  classes of mortgage backed  securities.  This creates  different prepayment  and  interest  rate risks for each CMO class.  The degree of  increased or decreased  prepayment  risks  depends  upon the  structure of the CMOs.  However,  the actual returns on any type of mortgage  backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

         Sequential CMOs
         In a sequential  pay CMO, one class of CMOs  receives  all  principal  payments and prepayments.  The next class of CMOs  receives  all  principal  payments  after the first class is paid off. This process repeats for each sequential  class of CMO. As a result,  each  class of  sequential  pay CMOs  reduces  the  prepayment  risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated CMOs include planned  amortization  classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes.  PACs and TACs  receive  principal  payments and  prepayments  at a specified  rate.  The companion  classes  receive  principal  payments and  prepayments  in excess of the specified  rate.  In addition,  PACs will receive the companion  classes'  share of principal  payments,  if necessary,  to cover a shortfall in the  prepayment  rate.
         This helps PACs and TACs to control  prepayment  risks by  increasing  the risks to their companion classes.

         IOs and POs
         CMOs  may  allocate  interest  payments  to one  class  (Interest  Only or IOs) and principal  payments to another class (Principal Only or POs). POs increase in value
         when  prepayment  rates  increase.   In  contrast,   IOs  decrease  in  value  when
         prepayments  increase,  because the  underlying  mortgages  generate  less interest payments.  However,  IOs tend to  increase in value when  interest  rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another variant allocates  interest payments between two classes of CMOs. One class
         (Floaters)  receives a share of interest payments based upon a market index such as the London  Interbank  Offered Rate  (LIBOR).  The other class  (Inverse  Floaters)
         receives any remaining  interest  payments from the underlying  mortgages.  Floater classes receive more interest (and Inverse Floater classes receive  correspondingly less  interest) as interest  rates rise.  This shifts  prepayment and interest rate risks from the Floater to the Inverse Floater class,  reducing the price volatility of the Floater class and  increasing  the price  volatility of the Inverse  Floater class.

         Z Classes and Residual Classes
         CMOs must  allocate all payments  received  from the  underlying  mortgages to some class.  To capture any  unallocated  payments,  CMOs  generally have an accrual (Z)
         class.  Z classes do not receive any payments from the underlying  mortgages  until all other CMO classes  have been paid off.  Once this  happens,  holders of Z class
         CMOs  receive  all  payments  and  prepayments.  Similarly,  REMICs  have  residual interests that receive any mortgage payments not allocated to another REMIC class.

         The degree of increased or decreased  prepayment  risks  depends upon the structure of the CMOs.  However,  the actual returns on any type of mortgage  backed security depend upon the performance of the underlying  pool of mortgages,  which no one can predict and will vary among pools.

   Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   Zero Coupon Securities
   Zero coupon  securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest  (referred to as a coupon payment).
   Investors  buy zero coupon  securities  at a price below the amount  payable at maturity.
   The  difference  between the  purchase  price and the amount paid at maturity  represents interest  on the zero  coupon  security.  Investors  must wait until  maturity to receive interest  and  principal,  which  increases  the market and credit risks of a zero coupon security.  A zero coupon  step-up  security  converts to a coupon  security  before final maturity.

   There are many forms of zero  coupon  securities.  Some are issued at a discount  and are referred  to as zero  coupon or  capital  appreciation  bonds.  Others are  created  from interest  bearing  bonds by separating  the right to receive the bond's  coupon  payments from the right to receive  the  bond's  principal  due at  maturity,  a process  known as coupon  stripping.  Treasury  STRIPs,  IOs and POs are the most common  forms of stripped zero  coupon  securities.  In  addition,  some  securities  give the issuer the option to deliver additional securities in place of cash interest payments,  thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

   Bank Instruments
   Bank instruments are unsecured  interest  bearing  deposits with banks.  Bank instruments include bank accounts,  time deposits,  certificates of deposit and banker's acceptances.
   Yankee  instruments  are  denominated  in U.S.  dollars  and issued by U.S.  branches  of foreign banks.  Eurodollar  instruments  are  denominated  in U.S.  dollars and issued by
   non-U.S. branches of U.S. or foreign banks.

   Insurance Contracts
   Insurance  contracts include  guaranteed  investment  contracts,  funding  agreements and annuities. A Fund treats these contracts as fixed income securities.

   Credit Enhancement

   Credit  enhancement  consists of an  arrangement in which a company agrees to pay amounts due on a fixed  income  security  if the  issuer  defaults.  In some  cases  the  company providing  credit  enhancement  makes all payments  directly to the security  holders and receives  reimbursement  from the  issuer.  Normally,  the credit  enhancer  has  greater financial  resources and liquidity than the issuer.  For this reason, the Adviser usually evaluates  the  credit  risk of a fixed  income  security  based  solely  upon its credit enhancement.


   Common types of credit enhancement include guarantees,  letters of credit, bond insurance and surety bonds.  Credit  enhancement  also includes  arrangements  where  securities or other liquid  assets  secure  payment of a fixed income  security.  If a default  occurs, these assets may be sold and the proceeds  paid to a security's  holders.  Either form of credit  enhancement  reduces  credit risks by providing  another  source of payment for a fixed income security.

Convertible Securities
 Convertible  securities are fixed income  securities that a Fund has the option to exchange for equity securities at a specified  conversion price. The option allows a Fund to realize additional  returns if the market  price of the equity  securities  exceeds the  conversion price.  For example,  a Fund may hold fixed income  securities  that are  convertible  into shares of common stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12, a Fund could  realize an  additional  $2 per share by converting its fixed income securities.

 Convertible  securities  have lower  yields than  comparable  fixed income  securities.  In addition,  at the time a convertible  security is issued the  conversion  price exceeds the market value of the underlying equity securities.  Thus, convertible securities may provide lower returns than  non-convertible  fixed income securities or equity securities depending upon  changes  in the  price of the  underlying  equity  securities.  However,  convertible securities  permits a Fund to realize some of the potential  appreciation of the underlying equity  securities  with less risk of losing its initial  investment,  but the value of the convertible  security  may  also be  adversely  affected  by the  source  of the  potential depreciation of the equity security.

 A Fund  treats  convertible  securities  as both fixed  income and  equity  securities  for
 purposes  of  its   investment   policies   and   limitations,   because  of  their  unique
 characteristics.

Tax Exempt Securities
 Tax exempt  securities are fixed income securities that pay interest that is not subject to regular  federal income taxes.  Typically,  states,  counties,  cities and other  political subdivisions  and  authorities  issue tax exempt  securities.  The market  categorizes  tax exempt securities by their source of repayment.

   General Obligation Bonds
   General  obligation  bonds are supported by the issuer's power to exact property or other taxes.  The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds.  However,  the issuer's authority to impose additional taxes may be limited by its charter or state law.

   Special Revenue Bonds
   Special  revenue bonds are payable solely from specific  revenues  received by the issuer such as specific taxes,  assessments,  tolls,  or fees.  Bondholders may not collect from the  municipality's  general taxes or revenues.  For example,  a  municipality  may issue bonds to build a toll  road and  pledge  the  tolls to  repay  the  bonds.  Therefore,  a shortfall in the tolls normally would result in a default on the bonds.

   Private Activity Bonds
   Private  activity bonds are special revenue bonds used to finance private  entities.  For example,  a  municipality  may issue  bonds to finance a new factory to improve its local economy.  The  municipality  would lend the proceeds  from its bonds to the company using the factory,  and the company would agree to make loan  payments  sufficient to repay the bonds.  The bonds would be payable solely from the company's loan payments,  not from any other  revenues of the  municipality.  Therefore,  any default on the loan normally would result in a default on the bonds.

   The  interest  on many  types  of  private  activity  bonds  is  subject  to the  federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

   Tax Increment Financing Bonds
   Tax  increment  financing  (TIF)  bonds  are  payable  from  increases  in taxes or other revenues  attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a  commercial  area.  The TIF bonds would be payable  solely from any increase in sales taxes  collected  from  merchants in the area. The bonds could default  if  merchants'  sales  and  related  tax  collections,  failed  to  increase  as anticipated.

   Variable Rate Demand Instruments
   Variable rate demand  instruments are tax exempt  securities that require the issuer or a third  party,  such as a dealer or bank,  to  repurchase  the security for its face value upon demand.  The  securities  also pay interest at a variable rate intended to cause the securities to trade at their face value.  A Fund treats demand  instruments as short-term securities,  because  their  variable  interest  rate  adjusts in  response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Municipal Notes
   Municipal  notes are short-term tax exempt  securities.  Many  municipalities  issue such notes to fund  their  current  operations  before  collecting  taxes  or other  municipal revenues.  Municipalities  may also issue notes to fund capital projects prior to issuing long-term bonds.  The issuers  typically repay the notes at the end of their fiscal year, either with taxes, other revenues, or proceeds from newly issued notes or bonds.

Foreign Securities
 Foreign  securities  are  securities  of issuers based  outside the United  States.  A Fund considers an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue, or profit from goods produced, services performed, or sales made in another country.

 The foreign  securities in which a Fund invests are primarily  denominated in U.S. dollars.
 Along  with the risks  normally  associated  with  domestic  securities  of the same  type, foreign securities are subject to risks of foreign investing.

   Depositary Receipts
   Depositary  receipts  represent  interests in underlying  securities  issued by a foreign company.  Depositary  receipts  are not  traded  in the  same  market  as the  underlying security.  The foreign  securities  underlying  American  Depositary  Receipts (ADRs) are traded  outside  the United  States.  ADRs  provide a way to buy shares of  foreign-based companies in the United States rather than in overseas  markets.  ADRs are also traded in
   U.S.  dollars,  eliminating  the need for  foreign  exchange  transactions.  The  foreign securities  underlying European  Depositary  Receipts (EDRs),  Global Depositary Receipts
   (GDRs) and International  Depositary  Receipts (IDRs), are traded globally or outside the
   United States.  Depositary  receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Derivative Contracts
Derivative  contracts are financial  instruments that require payments based upon changes in the values of designated (or  underlying)  securities,  currencies,  commodities,  financial indices, or other assets. Some derivative contracts (such as futures,  forwards and options)
require  payments  relating  to  a  future  trade  involving  the  underlying  asset.  Other derivative  contracts  (such as swaps)  require  payments  relating to the income or returns from the  underlying  asset.  The other party to a  derivative  contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities  exchanges.  In this case, the  exchange  sets all the terms of the  contract  except  for the  price.  Investors  make payments due under their contracts  through the exchange.  Most exchanges  require investors to maintain  margin accounts  through their brokers to cover their potential  obligations to the  exchange.  Parties to the  contract  make (or  collect)  daily  payments  to the margin accounts  to  reflect  losses  (or  gains) in the value of their  contracts.  This  protects investors against potential  defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  a Fund could  close out an open  contract to buy an asset at a future date by entering  into an  offsetting  contract  to sell the same  asset  on the same  date.  If the offsetting  sale price is more than the original  purchase price, a Fund realizes a gain; if it is less,  a Fund  realizes  a loss.  Exchanges  may  limit the  amount of open  contracts permitted at any one time.  Such limits may prevent a Fund from  closing out a position.  If this happens,  a Fund will be required to keep the contract open (even if it is losing money on the contract)  and to make any payments  required  under the contract  (even if it has to sell  portfolio  securities  at  unfavorable  prices  to do so).  Inability  to close  out a contract  could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in  transactions
negotiated directly between the Fund and the counterparty.  OTC contracts do not necessarily have  standard  terms,  so they  cannot be  directly  offset  with other OTC  contracts.  In addition,  OTC contracts  with more  specialized  terms may be more  difficult to price than exchange traded contracts.

Depending  upon how a Fund uses  derivative  contracts  and the  relationships  between  the market value of a derivative  contract and the underlying  asset,  derivative  contracts may increase or decrease a Fund's  exposure to market and  currency  risks and may also expose a
Fund to liquidity and leverage  risks.  OTC contracts  also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts:

   Futures Contracts
   Futures  contracts provide for the future sale by one party and purchase by another party of a  specified  amount  of an  underlying  asset at a  specified  price,  date and time.
   Entering into a contract to buy an underlying  asset is commonly  referred to as buying a contract  or holding a long  position in the asset.  Entering  into a contract to sell an underlying  asset is  commonly  referred  to as  selling a  contract  or  holding a short position in the asset.  Futures  contracts  are  considered  to be  commodity  contracts.
   Futures contracts traded OTC are frequently referred to as forward contracts.


   Stock Fund, Small Company Stock Fund, U.S.  Government  Securities Fund, Bond Fund, Short
   Term Tax Free Bond Fund and  Intermediate  Tax Free Bond Fund may buy/sell the  following types of futures contracts: Financial Futures and Stock Index Futures.


   Options
   Options  are  rights  to buy or sell an  underlying  asset  for a  specified  price  (the exercise  price) during,  or at the end of, a specified  period.  A call option gives the holder  (buyer)  the right to buy the  underlying  asset from the seller  (writer) of the option.  A put  option  gives the holder  the right to sell the  underlying  asset to the writer of the option. The writer of the option receives a payment,  or premium,  from the buyer,  which the writer keeps  regardless of whether the buyer uses (or  exercises)  the option.


   Stock Fund, Small Company Stock Fund, U.S.  Government  Securities Fund, Bond Fund, Short
   Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund may:


o     Buy call options on portfolio  securities and on futures  contracts in anticipation of an increase in the value of the underlying asset.;

o     Buy put options on portfolio  securities and on futures contracts in anticipation of a decrease in the value of the underlying asset.; and

o     Buy or write options to close out existing options positions.


   Stock Fund, Small Company Stock Fund, U.S.  Government  Securities Fund, Bond Fund, Short
   Term Tax Free Bond Fund and  Intermediate  Tax Free Bond Fund may also write call options to generate  income  from  premiums  and in  anticipation  of a decrease or only  limited increase in the value of the underlying  asset. If a call written by a Fund is exercised, the Fund  foregoes  any  possible  profit  from an  increase  in the market  price of the underlying asset over the exercise price plus the premium received.


   When a  Fund  writes  options  on  futures  contracts,  it  will  be  subject  to  margin requirements similar to those applied to futures contracts.

Special Transactions

Repurchase Agreements
Repurchase  agreements  are  transactions  in which a Fund buys a security  from a dealer or bank and agrees to sell the  security  back at a mutually  agreed  upon time and price.  The repurchase  price  exceeds the sale price,  reflecting a Fund's  return on the  transaction.
This return is unrelated to the interest rate on the underlying  security. A Fund will enter into repurchase  agreements  only with banks and other  recognized  financial  institutions, such as securities dealers, deemed creditworthy by the Adviser.

A Fund's  custodian  or  subcustodian  will take  possession  of the  securities  subject to repurchase agreements.  The Adviser or subcustodian will monitor the value of the underlying security  each day to ensure  that the value of the  security  always  equals or exceeds the repurchase price.

Repurchase agreements are subject to counterparty risks.

Reverse Repurchase Agreements
Reverse  repurchase  agreements  are  repurchase  agreements  in which a Fund is the  seller
(rather than the buyer) of the  securities  and agrees to repurchase  them at an agreed upon time and price.  A reverse  repurchase  agreement  may be viewed as a type of borrowing by a
Fund.  Reverse  repurchase  agreements  are subject to credit  risks.  In addition,  reverse repurchase  agreements  create  leverage risks because a Fund must repurchase the underlying security at a higher  price,  regardless  of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed  delivery  transactions,  including when issued  transactions,  are  arrangements in which a Fund buys  securities  for a set price,  with payment and delivery of the securities scheduled for a future time.  During the period between purchase and settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the transaction  when it agrees to buy the  securities  and reflects  their value in determining the price of its Shares.  Settlement  dates may be a month or more after entering into these transactions  so that the market values of the securities  bought may vary from the purchase prices.  Therefore,  delayed delivery transactions create market risks for the Fund. Delayed delivery  transactions  also involve  credit risks in the event of a  counterparty  default.
These transactions create leverage risks.

Securities Lending
A Fund may lend portfolio  securities to borrowers that the Adviser deems  creditworthy.  In return,  the Fund receives cash or liquid  securities  from the borrower as collateral.  The borrower must furnish  additional  collateral  if the market value of the loaned  securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, a Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities  lending  activities  are  subject  to  market  risks  and  credit  risks.  These transactions create leverage risks.

Asset Coverage
In order to secure their  obligations in connection  with  derivatives  contracts or special transactions,  a Fund will  either  own the  underlying  assets,  enter  into an  offsetting transaction,  or set aside readily marketable securities with a value that equals or exceeds the Fund's  obligations.  Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such  obligations  without  entering  into an  offsetting derivative  contract or  terminating  a special  transaction.  This may cause a Fund to miss favorable  trading  opportunities  or to realize  losses on derivative  contracts or special transactions.

Hedging
Hedging  transactions are intended to reduce specific risks. For example,  to protect a Fund against  circumstances that would normally cause a Fund's portfolio securities to decline in value, a Fund may buy or sell a derivative  contract that would  normally  increase in value under the same  circumstances.  A Fund may also  attempt to hedge by using  combinations  of different derivatives contracts,  or derivatives contracts and securities.  A Fund's ability to hedge may be limited by the costs of the  derivatives  contracts.  A Fund may  attempt to lower  the  cost of  hedging  by  entering  into  transactions  that  provide  only  limited protection,  including transactions that (1) hedge only a portion of its portfolio,  (2) use derivatives  contracts that cover a narrow range of  circumstances,  or (3) involve the sale of derivatives contracts with different terms.  Consequently,  hedging transactions will not eliminate  risk even if they work as  intended.  In  addition,  hedging  strategies  are not always successful and could result in increased expenses and losses to a Fund.

Investing in Securities of Other Investment Companies
A Fund may invest its assets in  securities  of other  investment  companies,  including the securities  of  affiliated  money market  funds,  as an efficient  means of carrying out its investment policies and managing its uninvested cash.


Investment Ratings
An NRSRO's  highest  rating  category is determined  without regard for  sub-categories  and gradations.  For example,  securities rated A-1 or A-1+ by S&P, Prime-1 by Moody's,  or F-1+
or F-1 by Fitch, are all considered rated in the highest short-term rating category.

Investment Ratings for Corporate Fixed Income Securities
The Adviser  will  determine  whether a security is  investment  grade based upon the credit ratings given by one or more nationally  recognized  rating  services.  For example,  S&P, a rating  service,  assigns  ratings to securities  (AAA, AA, A, BBB and below) based on their assessment  of the  likelihood  of the  issuer's  inability  to pay  interest  or  principal
(default) when due on each security.  Lower credit ratings correspond to higher credit risk.
If a  security  has not  received a rating,  a Fund must rely  entirely  upon the  Adviser's credit assessment that the security is comparable to a rated security.

If a  security  is  downgraded  below  the  minimum  quality  grade  discussed  in a  Fund's investment strategy,  the Adviser will reevaluate the security,  but will not be required to sell it.


INVESTMENT RISKS
There are many  factors  that may affect an  investment  in the Funds.  The Funds' risks are described below:

Stock Market Risks
The value of equity securities in a Fund's portfolio will rise and fall. These  fluctuations could be a sustained trend or a drastic  movement.  A Fund's  portfolio will reflect changes
in  prices  of  individual   portfolio  stocks  or  general  changes  in  stock  valuations.
Consequently, a Fund's Share price may decline.


The Adviser  attempts to manage  market risk by limiting  the amount a Fund  invests in each company's  equity  securities.  However,  diversification  will not  protect a Fund  against widespread or prolonged declines in the stock market.


Interest Rate Risks
Prices of fixed income  securities rise and fall in response to changes in the interest rate paid by similar  securities.  Generally,  when interest  rates rise,  prices of fixed income securities  fall.  However,  market factors,  such as the demand for particular fixed income securities,  may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest  rate changes have a greater  effect on the price of fixed income  securities  with longer  durations.  Duration  measures the price  sensitivity of a fixed income  security to changes in interest rates.

Prepayment Risks
Generally,  homeowners  have the  option  to  prepay  their  mortgages  at any time  without penalty.  Homeowners  frequently  refinance high interest rate mortgages when mortgage rates fall.  This results in the prepayment of mortgage  backed  securities  with higher  interest rates.  Conversely,  prepayments due to refinancings  decrease when mortgage rates increase.
This  extends  the life of mortgage  backed  securities  with lower  interest  rates.  Other economic  factors can also lead to  increases  or  decreases  in  prepayments.  Increases in prepayments of high interest rate mortgage  backed  securities,  or decreases in prepayments of lower interest rate mortgage backed  securities,  may reduce their yield and price. These factors,  particularly  the  relationship  between  interest rates and mortgage  prepayments makes the price of mortgage  backed  securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage  backed  securities  generally  compensate for greater  prepayment risk by paying a higher yield.  The difference  between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable  maturity (the spread) measures the additional interest paid for risk.  Spreads may increase  generally in response to adverse  economic or market  conditions.  A security's  spread may also  increase if the security is perceived to have an increased  prepayment  risk or perceived to have less market demand.  An increase in the spread will cause the price of the security to decline.

A Fund may have to  reinvest  the  proceeds of mortgage  prepayments  in other fixed  income securities  with lower interest  rates,  higher  prepayment  risks,  or other less favorable characteristics.

Risks Related to Investing for Growth
Due to their  relatively  high  valuations,  growth stocks are typically  more volatile than value stocks.  For instance,  the price of a growth stock may experience a larger decline on a forecast of lower  earnings,  a negative  fundamental  development,  or an adverse  market development.  Further,  growth stocks may not pay dividends or may pay lower  dividends than value  stocks.  This means they  depend  more on price  changes  for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their  relatively  low  valuations,  value stocks are  typically  less  volatile than growth stocks.  For instance,  the price of a value stock may experience a smaller  increase on a forecast of higher earnings,  a positive  fundamental  development,  or positive market development.  Further,  value stocks tend to have higher dividends than growth stocks.  This means they depend less on price  changes for returns and may lag behind  growth stocks in an up market.

Risks Related to Company Size
Generally,  the  smaller  the market  capitalization  of a company,  the fewer the number of shares  traded  daily,  the less liquid its stock and the more  volatile  its price.  Market capitalization  is determined by  multiplying  the number of its  outstanding  shares by the current market price per share.

Companies with smaller market  capitalizations  also tend to have unproven track records,  a limited  product or service base and limited access to capital.  These factors also increase risks and make  these  companies  more  likely to fail than  companies  with  larger  market capitalizations.

Liquidity Risks
Trading  opportunities  are more limited for equity  securities that are not widely held and for fixed  income  securities  that have not  received  any credit  ratings,  have  received ratings below  investment  grade, or are not widely held. This may make it more difficult to sell or buy a  security  at a  favorable  price  or time.  Consequently,  a Fund may have to accept a lower price to sell a security,  sell other securities to raise cash, or give up an investment  opportunity,  any of which could have a negative effect on a Fund's performance.
Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity  risk  also  refers  to the  possibility  that a Fund  may  not be  able to sell a security or close out a derivative  contract when it wants to. If this happens,  a Fund will be  required to continue  to hold the  security or keep the  position  open and a Fund could incur losses.

OTC  derivative  contracts  generally  carry  greater  liquidity  risk than  exchange-traded contracts.

o     Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

o     Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open and a Fund could incur losses.

Leverage Risks
Leverage risk is created when an  investment  exposes a Fund to a level of risk that exceeds the amount  invested.  Changes in the value of such an  investment  magnify a Fund's risk of loss and potential for gain.

Investments  can have  these  same  results if their  returns  are based on a multiple  of a specified index, security, or other benchmark.

Credit Risks
Credit risk is the  possibility  that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many  fixed  income  securities  receive  credit  ratings  from  services  such as S&P's and
Moody's.  These services  assign ratings to securities by assessing the likelihood of issuer default.  Lower credit  ratings  correspond  to higher  credit  risk.  If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities  generally  compensate for greater credit risk by paying interest at a higher  rate.  The  difference  between  the yield of a  security  and the yield of a U.S.
Treasury security with a comparable  maturity (the spread) measures the additional  interest paid for risk.  Spreads may  increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's  rating is lowered,  or the security is perceived to have an increased  credit risk.  An increase in the spread will cause the price of the security to decline.

Credit risk includes the  possibility  that a party to a  transaction  involving a Fund will fail  to  meet  its  obligations.  This  could  cause a Fund  to  lose  the  benefit  of the transaction  or prevent a Fund from selling or buying  other  securities  to  implement  its investment strategy.

Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o     The Adviser attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
Foreign  securities pose additional risks because foreign  economic or political  conditions may be less  favorable than those of the United  States.  Securities in foreign  markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign  companies  may  not  provide  information   (including  financial   statements)  as
frequently  or to as great an extent as companies in the United  States.  Foreign  companies may also receive  less  coverage  than United  States  companies by market  analysts and the financial press. In addition,  foreign countries may lack uniform accounting,  auditing, and financial reporting standards or regulatory  requirements  comparable to those applicable to
U.S. companies.  These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent,  extensive and reliable as the information available concerning companies in the United States.

Foreign  countries may have  restrictions  on foreign  ownership of securities or may impose exchange  controls,  capital flow  restrictions,  or  repatriation  restrictions  that could adversely affect the liquidity of a Fund's investments.

Tax Risks
In order to be  tax-exempt,  municipal  securities  must meet  certain  legal  requirements.
Failure to meet such  requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

Changes  or  proposed  changes  in  federal  tax laws may  cause  the  prices  of  municipal securities to fall.

Sector Risks
A substantial  part of a Fund's  portfolio  may be comprised of securities  issued or credit enhanced by companies in similar  businesses,  or with other similar  characteristics.  As a result,  a Fund will be more  susceptible  to any economic,  business,  political,  or other developments that generally affect these issuers.

Noninvestment Grade Securities Risks
Securities rated below investment grade, also known as junk bonds,  generally entail greater market,  credit and liquidity risks than investment  grade  securities.  For example,  their prices are more volatile,  economic downturns and financial setbacks may affect their prices more negatively and their trading market may be more limited.

Call Risks
Call risk is the  possibility  that an issuer  may  redeem a fixed  income  security  before maturity (a call) at a price below its current  market price.  An increase in the likelihood of a call may reduce the security's price.

If a fixed  income  security is called,  a Fund may have to reinvest  the  proceeds in other fixed income  securities  with lower  interest  rates,  higher credit  risks,  or other less favorable characteristics.

fundamental investment objectiveS

Riggs Stock Fund seeks to provide growth of capital and income.

Riggs Small Company Stock Fund seeks to provide long-term capital appreciation.



Riggs U.S. Government Securities Fund seeks to achieve current income.

Riggs Bond Fund seeks to provide  as high a level of current  income as is  consistent  with the preservation of capital.


Riggs  Short Term Tax Free Bond Fund seeks to provide a high level of current  income  which is exempt from federal income tax consistent with the preservation of principal.

Riggs  Intermediate Tax Free Bond Fund seeks to provide a high level of current income which is exempt from federal income tax.


Riggs Prime Money Market Fund seeks to provide  current income  consistent with stability of principal and liquidity.

Riggs U.S.  Treasury  Money  Market Fund seeks to provide  current  income  consistent  with stability of principal and liquidity.

The above listed  fundamental  investment  objectives  cannot be changed by the Funds' Board without shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities
The Funds may borrow  money,  directly or  indirectly,  and issue senior  securities  to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Lending
The Funds may not make  loans,  provided  that this  restriction  does not prevent the Funds from purchasing debt obligations,  entering into repurchase  agreements,  lending its assets to broker/dealers or institutional  investors, and investing in loans, including assignments and participation interests.

Investing in Commodities
The  Funds  may not  purchase  or sell  physical  commodities,  provided  that the Funds may
purchase   securities  of  companies  that  deal  in  commodities.   For  purposes  of  this
restriction,  investments in transactions  involving futures contracts and options,  forward currency  contracts  that  settle by  payment of cash are not  deemed to be  investments  in commodities.

Investing in Real Estate
The Funds may not  purchase or sell real estate,  provided  that this  restriction  does not prevent the Funds from  investing in issuers  which  invest,  deal,  or otherwise  engage in transactions  in real estate or  interests  therein,  or investing  in  securities  that are secured by real estate or  interests  therein.  The Funds may  exercise  their  rights under agreements  relating to such securities,  including the right to enforce security  interests and to hold real estate acquired by reason of such enforcement  until that real estate could be liquidated in an orderly manner.

Diversification
With respect to securities  comprising 75% of the value of its total assets,  the Funds will not purchase  securities of any one issuer (other than cash; cash items;  securities  issued or  guaranteed by the  government of the United States or its agencies or  instrumentalities and repurchase agreements collateralized by such U.S. government securities;  and securities of other  investment  companies)  if, as a result,  more than 5% of the value of their total assets would be invested in securities of that issuer,  or the Funds would own more than 10%
of the outstanding voting securities of that issuer.

Concentration
The  Funds  will  not  make  investments  that  will  result  in  the  concentration  of its investments in the securities of issuers primarily engaged in the same industry.  Government securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

Underwriting
The Funds may not  underwrite  the  securities of other  issuers,  except that the Funds may engage in transactions involving the acquisition,  disposition, or resale of their portfolio securities,  under circumstances where they may be considered to be an underwriter under the
Securities Act of 1933.

The above  limitations  cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities",  as defined by the 1940 Act. The following
limitations,   however,   may  be  changed  by  the  Board  without  shareholder   approval.
Shareholders  will be  notified  before any  material  change in these  limitations  becomes effective.

Pledging Assets
The Funds will not mortgage,  pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any  permissible  borrowing or to collateral arrangements in connection with permissible activities.


Buying on Margin
Stock Fund,  Small Company Stock Fund, U.S.  Government  Securities  Fund, Bond Fund,  Short
Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund will not purchase  securities on margin,  provided that the Funds may obtain  short-term  credits necessary for the clearance of purchases and sales of  securities,  and further  provided that the Funds may make margin deposits in  connection  with their use of financial  options and futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or  derivative instruments.  Prime Money Market Fund and U.S.  Treasury Money Market Fund will not purchase securities on margin,  provided that the Funds may obtain  short-term  credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities
Stock Fund,  Small Company Stock Fund, U.S.  Government  Securities  Fund, Bond Fund,  Short
Term Tax Free Bond Fund,  Intermediate  Tax Free Bond Fund and Prime Money  Market Fund will not  purchase  securities  for which  there is no readily  available  market,  or enter into repurchase  agreements,  or  purchase  time  deposits  maturing  in more than  seven days if immediately  after  and as a result,  the  value of such  securities  would  exceed,  in the aggregate,  15% of the net assets of Stock Fund,  Small Company Stock Fund, U.S.  Government
Securities  Fund, Bond Fund,  Short Term Tax Free Bond Fund and  Intermediate  Tax Free Bond
Fund and 10% of the nets assets of Prime Money Market Fund.


Investing in Other Investment Companies
Each Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, each Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' Adviser.

The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Funds' uninvested cash.

In applying Stock Fund,  Small Company Stock Fund, U.S.  Government  Securities  Fund, Prime
Money Market Fund and U.S.  Treasury  Money Market  Fund's  concentration  restriction:  (a)
utility  companies  will be divided  according  to their  services,  for  example,  gas, gas transmission,  electric  and  telephone  will each be  considered a separate  industry;  (b)
financial  service  companies  will be  classified  according  to the  end  users  of  their services,  for example,  automobile finance,  bank finance and diversified finance will each be  considered a separate  industry;  and (c)  asset-backed  securities  will be  classified according to the underlying assets securing such securities.

For purposes of the  concentration  policy, to conform to the current view of the Securities and Exchange  Commission  (SEC) staff that only  domestic bank  instruments  may be excluded
from  industry  concentration   limitations,   the  Funds  will  not  exclude  foreign  bank
instruments  from industry  concentration  tests so long as the policy of the SEC remains in effect.  The Funds will consider  concentration to be the investment of more than 25% of the value of its total assets in any one industry.


FUNDAMENTAL INVESTMENT POLICIES
Short  Term  Tax Free  Bond  Fund and  Intermediate  Tax Free  Bond  Fund  will  each,  as a fundamental  investment  policy,  invest  its  assets so that at least 80% of the  income it distributes will be exempt from federal income taxes. These fundamental  investment policies may not be changed by the Funds' Board without shareholder approval.

REGULATORY COMPLIANCE
With respect to Prime Money Market Fund and U.S.  Treasury Money Market Fund,  each Fund may follow  non-fundamental  operational policies that are more restrictive than its fundamental investment  limitations,  as set forth in the  prospectuses and this SAI, in order to comply with applicable laws and regulations,  including the provisions of and regulations under the
1940 Act. In particular,  each Fund will comply with the various  requirements  of Rule 2a-7
(the Rule),  which  regulates  money  market  mutual  funds.  Each Fund will  determine  the effective  maturity of its  investments  according  to the Rule.  Each Fund may change these operational  policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
With respect to Prime Money Market Fund and U.S.  Treasury  Money Market Fund, the Board has
decided  that the  best  method  for  determining  the  value of  portfolio  instruments  is amortized cost. Under this method,  portfolio instruments are valued at the acquisition cost as adjusted for  amortization  of premium or accumulation of discount rather than at current market value. Accordingly,  neither the amount of daily income nor the net asset value (NAV)
is affected by any unrealized  appreciation or depreciation of the portfolio.  In periods of declining  interest  rates,  the  indicated  daily  yield on  Shares of a Fund  computed  by dividing the annualized  daily income on a Fund's portfolio by the NAV computed as above may tend to be higher than a similar  computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing  portfolio  instruments  depends on its compliance  with certain  conditions in the Rule  promulgated by the SEC under the 1940 Act.
Under the Rule, the Board must  establish  procedures  reasonably  designed to stabilize the
NAV per share, as computed for purposes of distribution and redemption,  at $1.00 per share, taking into  account  current  market  conditions  and a Fund's  investment  objective.  The procedures  include  monitoring the relationship  between the amortized cost value per share and the NAV per share  based upon  available  indications  of market  value.  The Board will decide what,  if any,  steps should be taken if there is a difference of more than 0.5 of 1%
between  the two values.  The Board will take any steps it  considers  appropriate  (such as redemption in kind or shortening  the average  portfolio  maturity) to minimize any material dilution  or other  unfair  results  arising  from  differences  between  the two methods of determining NAV.


With respect to Stock Fund, Small Company Stock Fund, U.S. Government  Securities Fund, Bond
Fund,  Short Term Tax Free Fund and  Intermediate  Tax Free Bond Fund,  the market values of the Funds' portfolio securities are determined as follows:


o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the Board.

Prices  provided  by  independent   pricing  services  may  be  determined  without  relying
exclusively  on quoted prices and may consider  institutional  trading in similar  groups of securities,  yield, quality,  stability, risk, coupon rate, maturity, type of issue, trading characteristics  and other market data or factors.  From time to time, when prices cannot be obtained from an independent pricing service,  securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?
============================================================================================


Stock Fund,  Small Company Stock Fund, U.S.  Government  Securities  Fund, Bond Fund,  Short
Term Tax Free Bond Fund and  Intermediate  Tax Free Bond Fund's NAV per share fluctuates and is based on the market value of all securities and other assets of the Funds.


The NAV for each  class of  Shares  may  differ  due to the  variance  in daily  net  income realized by each class.  Such  variance  will  reflect  only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE [Class R shares of Stock Fund, small company stock fund, u.s. government securities fund, bond fund, short term tax free bond fund and intermediate tax free bond fund]


You will not be charged a CDSC when redeeming Shares:
o     as a shareholder who acquired Shares prior to July 1, 1998 (including Shares acquired in exchange for Shares acquired prior to July 1, 1998);

o     purchased with reinvested dividends or capital gains;

o     following the death or disability, as defined in Section 72(m)(7) of the Internal
   Revenue Code of 1986, of the last surviving shareholder;

o     representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 701/2;

o     if a Fund redeems your Shares and closes your account for not meeting the minimum balance; and

o     which are qualifying redemptions of Shares under a Systematic Withdrawal Program.

In addition, you will not be charged a CDSC:

o     on Shares held by Trustees, employees and retired employees of the Funds, Riggs
  National Corporation and/or its subsidiaries, or Federated Securities Corp. and/or its affiliates and their spouses and children under the age of 21;

o     on Shares originally purchased (i) through the Trust Division or the Private Banking
  Division of Riggs Bank, N.A. (Riggs Bank); (ii) through an investment adviser registered under the Investment Advisers Act of 1940; (iii) through retirement plans where the third party administrator has entered into certain arrangements with Riggs Bank or its affiliates; or (iv) by any bank or dealer (in each case for its own account) having a sales agreement with Federated Securities Corp.; and


o     on Shares purchased through entities having no transaction fee agreements or wrap accounts with Riggs Bank or its affiliates.

HOW ARE THE FUNDS SOLD?
============================================================================================

Under the  Distributor's  Contract with the Funds,  the  Distributor  (Federated  Securities
Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (Class R Shares)
As a  compensation-type  plan,  the Rule 12b-1 Plan is designed to pay the  Distributor  for activities  principally  intended  to result in the sale of Shares such as  advertising  and marketing of Shares (including  printing and distributing  prospectuses and sales literature to  prospective  shareholders  and  financial  institutions)  and  providing  incentives  to investment  professionals  to sell  Shares.  The Rule 12b-1 Plan allows the  Distributor  to contract with investment  professionals to perform  activities covered by the Plan. The Rule
12b-1  Plan is  expected  to  benefit  the Funds in a number  of ways.  For  example,  it is anticipated  that the Plan will help the Funds  attract and retain  assets,  thus  providing cash for  orderly  portfolio  management  and Share  redemptions  and  possibly  helping  to stabilize  or reduce other  operating  expenses.  In  addition,  the Plan is integral to the multiple  class  structure  of the Funds,  which  promotes the sale of Shares by providing a range of options to investors.  The Funds' service  providers that receive  asset-based fees also benefit from stable or increasing Fund assets.


The Funds may compensate the Distributor  more or less than its actual  marketing  expenses.
In no event will the Funds pay for any expenses of the  Distributor  that exceed the maximum
Rule 12b-1 Plan fee.

For some  classes of  Shares,  the  maximum  Rule 12b-1 Plan fee that can be paid in any one year may not be  sufficient  to cover the  marketing-related  expenses the  Distributor  has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SERVICE FEES
The Funds may pay fees not to exceed 0.25% of average daily net assets  ("Service  Fees") to
investment   professionals  or  to  Federated   Shareholder  Services  Company  ("FSSC"),  a
subsidiary of Federated Investors, Inc. (Federated),  for providing services to shareholders
and  maintaining  shareholder  accounts.  Under  certain  agreements,   rather  than  paying
investment  professionals directly, the Funds may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment  professionals may be paid fees, in significant amounts, out of the assets of the
Distributor..  These fees do not come out of Fund assets.  The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental  payments may be based upon such factors as the number or value of Shares the investment  professional sells or may sell; the value of client assets invested;  and/or the type and  nature of  services,  sales  support or  marketing  support  furnished  by the
investment  professional.   In  addition  to  these  supplemental  payments,  an  investment professional may also receive payments under the Rule 12b-1 Plan and/or Service fees.


SUBACCOUNTING SERVICES
============================================================================================

Certain investment  professionals may wish to use the transfer agent's  subaccounting system to minimize their internal recordkeeping  requirements.  The transfer agent may charge a fee based on the level of subaccounting  services  rendered.  Investment  professionals  holding
Shares in a fiduciary,  agency,  custodial,  or similar  capacity may charge or pass through subaccounting  fees as part of or in addition to normal trust or agency  account fees.  They may also  charge fees for other  services  that may be related to the  ownership  of Shares.
This  information  should,  therefore,  be read  together  with any  agreement  between  the customer and the investment  professional about the services provided,  the fees charged for those services and any restrictions and limitations imposed.

REDEMPTION IN KIND
============================================================================================

Although  the Funds intend to pay Share  redemptions  in cash,  they  reserve the right,  as described  below,  to pay the redemption  price in whole or in part by a distribution of the
Funds' portfolio securities.

Because the Funds have  elected to be  governed by Rule 18f-1 under the 1940 Act,  the Funds are obligated to pay Share  redemptions to any one shareholder in cash only up to the lesser of  $250,000  or 1% of the net  assets  represented  by such Share  class  during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash  unless the
Funds' Board  determines  that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio  securities,  valued in the same way as the Funds  determine  their NAV. The portfolio  securities will be selected in a manner that the Funds' Board deems fair and  equitable  and, to the extent  available,  such securities will be readily marketable.

Redemption  in kind is not as liquid as a cash  redemption.  If  redemption is made in kind, shareholders  receiving  the  portfolio  securities  and selling them before their  maturity could  receive less than the  redemption  value of the  securities  and could incur  certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW
============================================================================================

Under certain  circumstances,  shareholders may be held personally  liable as partners under
Massachusetts law for obligations of the Funds. To protect its shareholders,  the Funds have filed legal  documents  with  Massachusetts  that  expressly  disclaim the  liability of its shareholders for acts or obligations of the Funds.

In the unlikely event a shareholder is held personally  liable for a Fund's  obligations,  a
Fund is required by the  Declaration  of Trust to use its property to protect or  compensate the shareholder.  On request, a Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of a Fund. Therefore,  financial loss resulting from liability as a shareholder  will occur only if a Fund itself cannot meet its  obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION
============================================================================================

VOTING RIGHTS
Each Share of a Fund gives the shareholder  one vote in Trustee  elections and other matters submitted  to  shareholders  for vote.  All Shares of the Trust have  equal  voting  rights, except that in matters  affecting only a particular Fund or class,  only Shares of that Fund or class are entitled to vote.  Trustees may be removed by the Board or by shareholders at a special  meeting.  A special  meeting of  shareholders  will be called by the Board upon the written request of shareholders  who own at least 10% of the Trust's  outstanding  Shares of all series entitled to vote.

As of June 3, 2003, the following  shareholders owned of record,  beneficially,  or both, 5%
or more of outstanding Shares of the following Funds:

Stock Fund - Class R Shares

Carn & Co.,  Washington,  D.C., owned approximately  577,349 Shares (24.85%);  EAMCO - Riggs
Funds,  Washington,  D.C., owned  approximately  506,895 Shares (21.82%);  Fiserv Securities
Inc.,  Philadelphia,  PA, owned approximately  122,238 Shares (5.26%);  and Riggs Bank, N.A.
custodian for the IRA of William P. McClure,  Washington,  D.C., owned approximately 119,016
Shares (5.12%).

Stock Fund - Class Y Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 1,074,614 Shares (100.00%).

Small Company Stock Fund - Class R Shares

EAMCO - Riggs Funds,  Washington D.C., owned approximately 676,226 Shares (62.26%); and Carn
& Co., Washington, D.C., owned approximately 230,320 Shares (21.20%).

Small Company Stock Fund - Class Y Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 1,239,752 Shares (99.44%).

U.S. Government Securities Fund - Class R Shares

EAMCO - Riggs Funds,  Washington,  D.C., owned  approximately  858,313 Shares (52.18%);  and
Carn & Co., Washington, D.C., owned approximately 266,617 Shares (16.21%).

U.S. Government Securities Fund - Class Y Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 2,094,683 Shares (98.65%).

Bond Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 1,651,570 Shares (98.76%).

Short Term Tax Free Bond Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 4,013,201 Shares (98.50%).

Intermediate Tax Free Bond Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 3,286,387 Shares (98.37%).

Prime Money Market Fund - Class R Shares

Fiserv Securities Inc.,  Philadelphia,  PA, owned approximately  33,865,775 Shares (91.63%);
and EAMCO - Riggs Funds, Washington, D.C., owned approximately 2,532,347 Shares (6.85%).

Prime Money Market Fund - Class Y Shares

EAMCO - Riggs Funds,  Washington,  D.C., owned approximately 91,281,368 Shares (51.58%); and
Riggs Bank, N.A., Washington, D.C., owned approximately 45,300,000 Shares (25.60%).

U.S. Treasury Money Market Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 19,173,724 Shares; and Fiserv
Securities Inc., Philadelphia, PA, owned approximately 1,850,164 Shares (8.64)%.

U.S. Treasury Money Market Fund - Class Y Shares

EAMCO - Riggs Funds,  Washington,  D.C., owned  approximately  26,317,638  Shares; and Riggs
Bank, N.A., Washington, D.C., owned approximately 13,900,000 Shares (28.19%).

Shareholders  owning 25% or more of  outstanding  Shares  may be in  control  and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
============================================================================================

FEDERAL INCOME TAX
The  Funds  intend  to meet  requirements  of  Subchapter  M of the  Internal  Revenue  Code
applicable to regulated  investment  companies.  If these  requirements are not met, it will not receive special tax treatment and will pay federal corporate income tax.

Each Fund will be treated as a single,  separate  entity for federal  income tax purposes so that income  earned and capital gains and losses  realized by the Trust's  other  portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations,  they may constitute Passive
Foreign Investment  Companies (PFIC), and a Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's  assets at the end of the tax year is  represented by stock or securities of foreign  corporations,  a Fund intends to qualify for certain Code stipulations  that would allow  shareholders  to claim a foreign tax credit or  deduction on their  U.S.  income  tax  returns.  The Code may limit a  shareholder's  ability  to claim a foreign tax  credit.  Shareholders  who elect to deduct  their  portion of a Fund's  foreign taxes  rather than take the foreign tax credit must itemize  deductions  on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
============================================================================================

BOARD OF TRUSTEES
The Board is responsible  for managing the Trust's  business  affairs and for exercising all the Trust's powers except those  reserved for the  shareholders.  The following  tables give information  about each Board member and the senior  officers of the Funds.  Where required, the tables  separately list Board members who are  "interested  persons" of the Funds (i.e.,
"Interested"  Board  members)  and those who are not (i.e.,  "Independent"  Board  members).
Unless  otherwise  noted,  the address of each person listed is Federated  Investors  Tower,
1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises eight portfolios.  Unless otherwise noted, each Officer is elected annually.  Unless otherwise noted, each Board member oversees all portfolios in the Riggs Fund Complex;  serves for an indefinite term; and also serves as a  Board  member  of  the  following  investment  company  complexes:  Banknorth  Funds-four portfolios;  CCMI Funds-two portfolios;  Federated Investors Funds-138  portfolios;  Regions
Funds-nine portfolios; and WesMark Funds-five portfolios.

As of June 3 2003,  the  Funds'  Board and  Officers  as a group  owned  less than 1% of the
Funds' outstanding Class R and Class Y Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name                   rincipal Occupation(s) for Past    ggregate
Birth Date             ive Years, Other Directorships    Aompensation
Address                eld and Previous Position(s)      Crom Trust
Positions Held with   P                                  Fpast
Trust                 F                                  (iscal year)
Date Service Began    H                                  f
                      Principal Occupations: Chairman              $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:        ---------------------------------
April 1991
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal             $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
EXECUTIVE VICE        Complex; President, Chief
PRESIDENT AND         Executive Officer and Director,
TRUSTEE               Federated Investors, Inc.;
Began serving: July   Chairman and Trustee, Federated
1999                  Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Passport Research,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director        $1166.03
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
April 1991
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
--------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                   rincipal Occupation(s) for Past    ggregate
Birth Date             ive Years, Other Directorships    Aompensation
Address                eld and Previous Position(s)      Crom Trust
Positions Held with   P                                  Fpast
Trust                 F                                  (iscal year)
Date Service Began    H                                  f
                      Principal Occupation: Director         $1286.63
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
October 1995          University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director        $1282.63
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director         $1282.63
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director         $1166.03
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving: July   Co., Inc. (strategic business
1999                  consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director         $1166.03
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director        $1282.63
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 2000          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director        $1399.24
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director       $1166.03
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
April 1991            Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director       $1166.03
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

OFFICERS**
--------------------------------------------------------------------------------------------

Name                           rincipal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust     P
                              Principal Occupations: Senior Vice President, Federated
Peter J. Germain              Services Company; President, Edgewood Service, Inc.
Birth Date: September 3, 1959
PRESIDENT                     Previous Positions: Senior Corporate Counsel and Vice
Began serving: August 2000    President of Federated Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: July 1995      Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: August 2000    Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice President and Director of
Judith J. Mackin              Administration and Business Management for the Mutual
Birth Date: May 30, 1960      Fund Services Group, Federated Services Company.
VICE PRESIDENT
Began serving: August 2000

James E. Ostrowski            Principal Occupations: Vice President, Business Manager
----------------------------- and Relationship Manager for the Mutual Fund Services,
Birth Date: November 13, 1959 Federated Services Company.
VICE PRESIDENT
Began serving: August 2000

**    Officers do not receive any compensation from the Funds.
--------------------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,
Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent
Trustee of the Funds, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
                               ommittee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members             C                                            Year
Executive                     In between meetings of the full Board,       Two
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust. However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and              Four
          Thomas G. Bigley    recommends to the full Board the
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Funds' financial statements;
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Funds' internal audit function; reviews
                              compliance with the Funds' code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

--------------------------------------------------------------------------------------------

Board ownership of shares in the funds and in the Riggs family of Investment companies AS
OF dECEMBER 31, 2002
                      Dollar Range of
Interested            Shares Owned In
Board Member Name          Funds
John F. Donahue             None
J. Christopher              None
Donahue
Lawrence D. Ellis,          None
M.D.

Independent
Board Member Name
Thomas G. Bigley            None
John T. Conroy, Jr.         None
Nicholas P.                 None
Constantakis
John F. Cunningham          None
Peter E. Madden             None
Charles F.                  None
Mansfield, Jr.
John E. Murray,             None
Jr., J.D., S.J.D.
Marjorie P. Smuts           None
John S. Walsh               None

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment  research and makes investment  decisions for the Funds. The
Adviser is a subsidiary of Riggs National Corporation, a bank holding company.

The  Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for anything done or omitted by it, except acts or omissions  involving  willful  misfeasance,  bad faith,  gross negligence,  or reckless  disregard of the duties  imposed upon it by its contract  with the
Trust.

As required by the 1940 Act, the Funds' Board has  reviewed the Funds'  investment  advisory contract.  The Board's  decision to approve  these  contracts  reflects  the exercise of its business  judgment on whether to continue  the existing  arrangements.  During its review of these  contracts,  the Board  considers many factors,  among the most material of which are:
each  Fund's  investment  objective  and long term  performance;  the  Adviser's  management philosophy,  personnel and processes;  the preferences and expectations of Fund shareholders and their relative  sophistication;  the continuing  state of competition in the mutual fund industry;  comparable  fees in the mutual fund  industry;  the range and quality of services provided  to the Funds and their  shareholders  by the Riggs  organization  in  addition  to investment  advisory services;  and the Funds' relationship to other funds in the Riggs fund family.

In assessing the Adviser's performance of its obligations,  the Board also considers whether there has  occurred a  circumstance  or event that would  constitute  a reason for it to not renew  an  advisory  contract.  In this  regard,  the  Board  is  mindful  of the  potential disruptions  of the Funds'  operations and various  risks,  uncertainties  and other effects that could occur as a result of a decision to terminate  or not renew an advisory  contract.
In particular,  the Board recognizes that most  shareholders  have invested in a Fund on the strength of the Adviser's  industry  standing and reputation and in the expectation that the
Adviser will have a continuing role in providing advisory services to the Fund.

The Board also  considers  the  compensation  and  benefits  received by the  Adviser.  This includes  fees  received for services  provided to the Funds by other  entities in the Riggs organization  and research  services  received by the Adviser from brokers that execute Fund trades,  as well as advisory  fees. In this regard,  the Board is aware that various  courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following  factors may be relevant to an Adviser's  compensation:  the nature and quality of the services  provided by the Adviser,  including the  performance  of a Fund; the Adviser's cost of providing  the services;  the extent to which the Adviser may realize  "economies of scale" as a Fund grows larger;  any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's  relationship with a Fund;  performance and expenses of  comparable  funds;  and the  extent to which the  independent  Board  members  are fully informed  about all facts  bearing on the  Adviser's  service and fee.  The Funds'  Board is aware of these  factors  and takes them into  account  in its review of the Funds'  advisory contract.

The Board considers and weighs these  circumstances in light of its substantial  accumulated experience in governing a Fund and working with Riggs on matters  relating to its funds, and is  assisted  in its  deliberations  by the advice of  independent  legal  counsel.  In this regard,  the Board requests and receives a significant amount of information about the Funds and the Riggs organization.  Riggs provides much of this information at each regular meeting of the Board and furnishes  additional  reports in connection with the particular meeting at which the Board's  formal  review of the advisory  contracts  occurs.  In between  regularly scheduled  meetings,  the Board may receive  information  on particular  matters as the need arises.  Thus,  the  Board's  evaluation  of an  advisory  contract  is  informed by reports covering such matters as: the Adviser's investment  philosophy,  personnel and processes;  a
Fund's short- and long-term  performance  (in absolute terms as well as in  relationship  to its  particular  investment  program  and  certain  competitor  or "peer  group"  funds) and comments on the reasons for  performance;  a Fund's  expenses  (including  the  advisory fee itself and the overall  expense  structure of a Fund, both in absolute terms and relative to similar  and/or  competing  funds,  with due regard for  contractual  or  voluntary  expense limitations);  the use and  allocation  of  brokerage  commissions  derived from trading the
Funds'  portfolio  securities;  the  nature and extent of the  advisory  and other  services provided  to the Funds by the  Adviser  and its  affiliates;  compliance  and audit  reports concerning the Funds and the Riggs  companies  that service them; and relevant  developments in the mutual fund industry and how the funds and/or Riggs are responding to them.

The Board  also  receives  financial  information  about  Riggs,  including  reports  on the compensation  and  benefits  Riggs  derives  from its  relationships  with the Funds.  These reports  cover not only the fees under the  advisory  contracts,  but also fees  received by
Riggs'  subsidiaries  for providing  other  services to the Funds under  separate  contracts
(e.g.,  for serving as the Funds'  administrator  and  transfer  agent).  The  reports  also discuss any indirect  benefit  Riggs may derive from its receipt of research  services  from brokers who execute fund trades.

The Board  bases its  decision  to approve  an  advisory  contract  on the  totality  of the
circumstances   and  relevant  factors  and  with  a  view  to  past  and  future  long-term considerations.  Not all of the factors and considerations  identified above are relevant to every Fund,  nor does the Board  consider any one of them to be  determinative.  Because the totality of  circumstances  includes  considering the relationship of each Fund to the Riggs family  of  funds,  the Board  does not  approach  consideration  of every  Fund's  advisory contract as if that were the only fund offered by Riggs.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain  electronic  equipment and software to  institutional  customers  in order to  facilitate  the  purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading
As required by SEC rules,  the Funds,  its Adviser and its Distributor have adopted codes of ethics.  These codes govern  securities  trading  activities of investment  personnel,  Fund
Trustees  and certain  other  employees.  Although  they do permit  these people to trade in securities,  including  those  that the  Funds  could  buy,  they also  contain  significant safeguards  designed to protect the Funds and their  shareholders  from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
With respect to Stock Fund,  Small Company Stock Fund and Bond Fund, when selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt  execution of the order at a favorable  price.  The Adviser will  generally use those who are recognized  dealers in specific  portfolio  instruments,  except when a better price and  execution of the order can be obtained  elsewhere.  The Adviser may select  brokers and dealers  based on  whether  they also offer  research  services  (as  described  below).  In selecting  among firms believed to meet these criteria,  the Adviser may give  consideration to  those  firms  that  have  sold or are  selling  Shares  of the  Funds  and  other  funds distributed by the Distributor and its affiliates.  The Adviser makes decisions on portfolio transactions  and  selects  brokers  and  dealers  subject  to review by the  Funds'  Board.
Investment  decisions  for the Funds are made  independently  from  those of other  accounts managed  by the  Adviser.  Except  as noted  below,  when the Funds and one or more of those
accounts  invests  in,  or  disposes  of,  the  same  security,   available  investments  or
opportunities  for sales will be allocated  among the Funds and the  account(s)  in a manner believed by the Adviser to be equitable.  While the  coordination and ability to participate in volume  transactions  may benefit the Funds,  it is possible  that this  procedure  could adversely  impact the price paid or received and/or the position  obtained or disposed of by the Funds.  Investments  for other  accounts  managed by that fund's  portfolio  managers in initial public offerings ("IPO") are made  independently  from any other accounts,  and much of their non-IPO trading may also be conducted independently from other accounts.

With  respect  to  U.S.  Government   Securities  Fund,  Short  Term  Tax  Free  Bond  Fund,
Intermediate  Tax Free Bond Fund,  Prime Money  Market Fund and U.S.  Treasury  Money Market
Fund,  when  selecting  brokers and  dealers to handle the  purchase  and sale of  portfolio instruments,  the Adviser looks for prompt  execution of the order at a favorable price. The
Adviser  will  generally  use  those  who  are  recognized  dealers  in  specific  portfolio instruments,  except  when a  better  price  and  execution  of the  order  can be  obtained elsewhere.  In selecting among firms believed to meet these  criteria,  the Adviser may give consideration  to those firms  which have sold or are selling  Shares of the Funds and other funds  distributed by the  Distributor  and its  affiliates.  The Adviser makes decisions on portfolio  transactions  and selects  brokers  and  dealers  subject to review by the Funds'
Board.  Investment  decisions  for the  Funds  are made  independently  from  those of other accounts  managed by the Adviser.  When the Funds and one or more of those accounts  invests in, or disposes of, the same  security,  available  investments or  opportunities  for sales will be allocated  among the Funds and the account(s) in a manner believed by the Adviser to be equitable.  While the coordination and ability to participate in volume  transactions may benefit the Funds, it is possible that this procedure could adversely  impact the price paid or received and/or the position obtained or disposed of by the Funds.

Research Services
Research  services may include  advice as to the  advisability  of investing in  securities;
security  analysis and reports;  economic studies;  industry studies;  receipt of quotations for  portfolio  evaluations;  and similar  services.  Research  services  may be used by the
Adviser in  advising  other  accounts.  To the extent  that  receipt of these  services  may replace  services for which the Adviser or its  affiliates  might  otherwise  have paid,  it would tend to reduce their  expenses.  The Adviser and its  affiliates  exercise  reasonable business  judgment in selecting those brokers who offer  brokerage and research  services to execute securities  transactions.  They determine in good faith that commissions  charged by such persons are  reasonable  in  relationship  to the value of the  brokerage  and research services provided.

For the fiscal year ended April 30, 2003,  Stock Fund paid total  brokerage  commissions  of
$179,155,  Small Company Stock Fund paid total  brokerage  commissions  of $421,570 and U.S.
Government Securities Fund paid total brokerage commissions of $8,645.

CO-ADMINISTRATORS
Federated Services Company ("Fserv") and Riggs Bank serve as  co-administrators to the Trust and provide the Funds with  certain  administrative  personnel  and  services  necessary  to operate the Funds. These services are provided for an annual fee as specified below:

Fees Payable to Fserv:

Maximum.....                        Average Daily Net Assets of the
Administrative Fee                              Riggs Group of Funds
0.125%......                              on the first $4 million
0.100%......                              on the next $250 million
0.075%......                              on assets in excess of $650 million

Fees Payable to Riggs Bank:

Riggs Bank provide  administrative  services for an annual fee of 0.02% of the average daily net assets of the Funds.

Service Arrangements Prior to June 1, 2003
Prior to June 1, 2003, FServ served as co-administrator,  transfer agent and fund accountant for the Trust for an aggregate annual fee as specified below:

Fees Payable to FServ:

Maximum.....                        Average Daily Net Assets of the
Administrative Fee                              Riggs Group of Funds
0.140%......                              on the first $1.2 billion
0.120%......                              on the next $1.3 billion
0.100%......                              on the next $1.0 billion
0.080%......                              on assets in excess of $3.5 billion

Fees Payable to Riggs Bank:

Riggs Bank provided  administrative services for an annual fee of 0.02% of the average daily net assets of the Funds.

Service Arrangements Prior To August 1, 2001
Prior to August 1, 2001, FServ served as sole  administrator  for the Trust and provided the
Funds with certain  administrative  personnel  and services  necessary to operate the Funds.
FServ  served as transfer  agent and fund  accountant  for the Trust and  provided the Funds with certain  administrative,  transfer agency and fund accounting services.  These services were  provided for an aggregate  annual fee of 0.16% of the average  daily net assets of the
Trust.

FUND ACCOUNtANT
State Street  Corporation serves as fund accountant to the Trust and provides the Funds with certain fund accounting services.

CUSTODIAN
Riggs Bank,  is custodian  for the  securities  and cash of the Funds.  Under the  Custodian
Agreement,  Riggs Bank holds the Funds'  portfolio  securities in safekeeping  and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
FServ,  through its registered  transfer agent subsidiary,  Federated  Shareholder  Services
Company,  maintains all necessary  shareholder  records.  The Funds pay the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT auditors
The independent  auditors for the Trust,  KPMG LLP,  conduct their audits in accordance with auditing standards  generally  accepted in the United States of America,  which require them to plan and perform their audits to provide  reasonable  assurance about whether each Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES
============================================================================================

--------------------------------------------------------------------------------------
Fund           Advisory Fee Paid/      Shareholder Services Fee   Administrative Fee
               Advisory Fee Waived               Paid                    Paid

                                      ------------------------------------------------
            --------------------------------------------------------------------------
            For the fiscal year ended For the fiscal year ended  For the fiscal year
                    April 30,                 April 30,                 ended
                                                                      April 30,
            --------------------------------------------------------------------------
            --------------------------------------------------------------------------
              2003    2002     2001     2003     2002     2001    2003   2002   2001
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Stock Fund  $        $       $        $40,705  $        $100,354 $      $104,44$198,702
            282,153/ 489,565/931,417/ (R)      61,616   (R)      60,192
                                               (R)

            0                0        53,346            201,485
                      0               (Y)      101,573  (Y)
                                               (Y)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Small       $        $       $         29,555  $        $        $      $      $115,232
Company     263,174/ 377,454/576,162/ (R)      38,463   57,182   52,635 75,491
Stock Fund                                     (R)      (R)
                                       52,687
            0        0       0        (Y)
                                               79,491   120,998
                                               (Y)      (Y)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
U. S.       $        $       $        $20,034  $        $        $120,09$160,95$187,678
Government  562,956/ 754,480/879,741/ (R)      23,355   27,679
Securities                                     (R)      (R)
Fund
            300,243  402,389 469,195  55,026            $
                                      (Y)      77,242   89,620
                                               (Y)      (Y)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Bond Fund   $        $       $        $26,220  $        $        $      $      $
            196,649/ 242,231/295,562/ (R)      32,298   39,409   41,952 51,676 63,053
                                               (R)      (R)

            73,144   87,203  106,402

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Short Term  $        $       $        $52,924  $        $        $      $      $101,656
Tax Free    396,933/ 428,550/476,515/ (R)      57,140   63,535   84,679 91,424
Bond Fund                                      (R)      (R)

            92,878   119,994 133,424
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Intermediate$        $       $         44,411  $        $        $      $      $
Tax Free    333,085/ 405,452/459,981/ (R)      54,061   61,331   71,058 86,496 98,129
Bond Fund                                      (R)      (R)

            88,822   108,121 122,662

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Prime       $1,163,06$1,472,4$1,606,57$38,080  $        $        $372,18$471,18$514,103
Money                                 (R)      49,894   39,584
Market Fund                                    (R)      (R)
            0        0       0
                                      0 (Y)
                                               0 (Y)    0 (Y)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
U.S.        $        $       $        $29,848  $        $        $144,24$248,25$277,362
Treasury    450,763/ 775,808/866,756/ (R)      22,123   4,757
Money                                          (R)      (R)
Market Fund
            0        0       0        0 (Y)
                                               0 (Y)    0 (Y)
--------------------------------------------------------------------------------------
(R) Class R Shares    (Y) Class Y Shares
----------------------------------------------
Funds                   For the fiscal year
                               ended
                           April 30, 2003
                       -----------------------
                       -----------------------
                             12b-1 Fee
                       -----------------------
                       -----------------------
                           Class R Shares
----------------------------------------------
----------------------------------------------
Stock Fund                            $40,705
----------------------------------------------
----------------------------------------------
Small Company Stock                    29,555
Fund
----------------------------------------------
----------------------------------------------
U.S. Government                        50,086
Securities Fund
----------------------------------------------
----------------------------------------------
Bond Fund                                   0
----------------------------------------------
----------------------------------------------
Short Term Tax Free                         0
Bond Fund
----------------------------------------------
----------------------------------------------
Intermediate Tax Free                       0
Bond Fund
----------------------------------------------
----------------------------------------------
Prime Money Market                     95,199
Fund
----------------------------------------------
----------------------------------------------
U.S. Treasury Money                    49,952
Market Fund
----------------------------------------------


Fees are allocated  among  classes based on their pro rata share of Fund assets,  except for marketing
(Rule 12b-1) fees and  shareholder  services  fees,  which are borne only by the  applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?
============================================================================================

The  Funds  may  advertise  Share  performance  by using  the  SEC's  standard  methods  for calculating  performance  applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share  performance  reflects  the effect of  non-recurring  charges,  such as maximum  sales charges,  which, if excluded,  would increase the total return and yield. The performance of
Shares depends upon such variables as: portfolio quality;  average portfolio maturity;  type and value of portfolio securities;  changes in interest rates; changes or differences in the
Funds' or any class of Shares' expenses; and various other factors.

Share performance  fluctuates on a daily basis largely because net earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering price per share are factors in the computation of yield and total return.

average Annual Total Returns, Yield and effective yield

----------------------------------------------------------------------------------
Fund          Average Annual Total           Yield             Effective Yield
                     Return           for the 7-day period      for the 7-day
               for the following             ended               period ended
                 periods ended          April 30, 2003/         April 30, 2003
                 April 30, 2003       for the 30-day period
                                              ended
                                         April 30, 2003
             ---------------------------------------------------------------------
             ---------------------------------------------------------------------
               Class R   Class Y      Class R     Class Y    Class R   Class Y
               Shares      Shares     Shares       Shares     Shares     Shares
              One Year    One Year
              Five Year  Five Year
             Ten Year or Ten Year
                Since        or
              Inception  Since
                         Inception
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stock Fund   (15.58)%    (13.72)%            NA          NA                     NA
               (8.39)%                                       NA
                 6.44%   NA
                         (11.27)%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Small        (13.67)%    (11.65)%            NA          NA                     NA
Company        (4.94)%                                       NA
Stock Fund       8.59%   NA
                             3.52%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
U.S.             7.29%       9.56%      4.23%       4.48%                       NA
Government      6.23%                   4.34%       4.59%    NA
Securities      6.21%    NA
Fund                         8.60%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bond Fund       7.84%                   4.42%            NA
                    NA   NA             4.49%                NA        NA
                7.97%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Short Term      3.78%                   2.75%            NA
Tax Free            NA   NA             2.72%                NA        NA
Bond Fund       5.29%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Intermediate   7.43%                    4.01%            NA
Tax Free            NA   NA             4.00%                NA        NA
Bond Fund       6.99%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Prime Money     0.59%        0.94%      0.20%       0.56%        0.20%     0.56%
Market Fund     3.36%        3.71%      0.22%       0.57%
                3.77%        4.22%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
U.S.            0.50%    0.74%          0.29%       0.39%        0.29%     0.39%
Treasury            NA   3.47%          0.29%       0.39%
Money           3.09%    3.94%
Market Fund
----------------------------------------------------------------------------------


TOTAL RETURN
Total return  represents the change  (expressed as a percentage) in the value of Shares over a  specific  period of time,  and  includes  the  investment  of income  and  capital  gains distributions.

The average  annual total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable value of that  investment.  The ending  redeemable  value is computed by multiplying the number of
Shares  owned at the end of the  period by the NAV per share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares  purchased at the  beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period by any additional Shares,  assuming the annual reinvestment of all dividends and  distributions.  Total  returns  after taxes are  calculated  in a similar  manner,  but reflect additional standard assumptions required by the SEC.

YIELD AND EFFECTIVE YIELD

With respect to Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond
Fund, Short Term Tax Free Bond Fund and Intermediate Tax Free Bond Fund, the yield of
Shares is calculated by dividing: (i) the net investment income per share earned by the
Shares over a 30-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


With respect to Prime Money Market Fund and U.S. Treasury Money Market Fund, the yield of
Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references  to  ratings,   rankings  and  financial  publications  and/or  performance comparisons of shares to certain indices;

o     charts,  graphs and  illustrations  using the Funds'  returns,  or returns in general, that  demonstrate  investment  concepts such as tax-deferred  compounding,  dollar-cost averaging and systematic investment;

o     discussions of economic,  financial and political developments and their impact on the securities  market,  including the portfolio  manager's views on how such  developments could impact the Funds; and

o     information  about the  mutual  fund  industry  from  sources  such as the  Investment
     Company Institute.

Advertising and sales  literature for the Funds may also include  statements  describing the history of Riggs  Bank.  For  example,  reference  may be made to Riggs  Bank's  heritage of serving  historical and political figures and financing projects that have been important to the growth of the United States.

The Funds may compare  their  performance,  or  performance  for the types of  securities in which they  invest,  to a variety of other  investments,  including  federally  insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Funds may quote  information from reliable sources  regarding  individual  countries and regions, world stock exchanges and economic and demographic statistics.

You may use financial  publications  and/or  indices to obtain a more complete view of Share performance.  When comparing  performance,  you should consider all relevant factors such as the composition of the index used, prevailing market conditions,  portfolio  compositions of other funds, and methods used to value portfolio  securities and compute offering price. The financial publications and/or indices that the Funds use in advertising may include:

Consumer Price Index (CPI) is the measure of change in consumer  prices,  as determined by a monthly  survey  of the U.S.  Bureau  of  Labor  Statistics.  Many  pension  and  employment contracts  are tied to changes in consumer  prices,  as  protection  against  inflation  and reduced purchasing power.  Among the CPI components are housing costs, food,  transportation and electricity. The CPI is also known as the cost-of-living index.

STOCK FUND:
o     Standard  & Poor's  Daily  Stock  Price  Index of 500  Common  Stocks  (S&P  500) is a
     composite index of common stocks in industry,  transportation  and financial and public utility  companies.  Can be used  to  compare  to the  total  returns  of  funds  whose portfolios are invested  primarily in common stocks.  In addition,  the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index.  Taxes due on any of these  distributions  are not included,  nor are brokerage or other fees  calculated in the S&P figures.

o     Dow Jones Industrial  Average  ("DJIA") is an unmanaged index,  which represents share prices of selected  blue-chip  industrial  corporations,  as well as public utility and transportation  companies.  The DJIA  indicates  daily  changes in the average price of stock any of its  categories.  It also reports total sales for each of its  industries.
     Because it represents the top  corporations of America,  the DJIA's index movements are a leading economic indicator for the stock market as a whole.

o     Lipper,   Inc.  ranks  funds  in  various  fund   categories  by  making   comparative
     calculations  using total return.  Total return assumes the reinvestment of all capital gains  distributions and income dividends and takes into account any change in NAV over a specific  period of time.  From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

SMALL COMPANY STOCK FUND:
o     Russell 2000 Index measures the  performance  of the 2,000  smallest  companies in the
     Russell 3000 Index,  which  represents  10% of the total market  capitalization  of the
     Russell 3000 Index.

o     Standard  & Poor's  Small  Stock  Index is a  broadly  diversified,  unmanaged,  index consisting of approximately 600 small capitalization  common stocks that can be used to compare to the total returns of funds whose portfolios are invested  primarily in small capitalization common stocks.

o     Lipper,   Inc.  ranks  funds  in  various  fund   categories  by  making   comparative
     calculations  using total return.  Total return assumes the reinvestment of all capital gains  distributions and income dividends and takes into account any change in NAV over a specific  period of time.  From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

o     Morningstar,  Inc., an independent  rating service,  is the publisher of the bi-weekly
     Mutual Fund  Values.  Mutual Fund Values  rates more than 1,000  NASDAQ  listed  mutual funds of all types,  according to their  risk-adjusted  returns.  The maximum rating is five stars, and ratings are effective for two weeks.



U.S. Government Securities Fund:
o     Merrill Lynch U.S.  Treasury/Agency  Master Index is an unmanaged  index  comprised of long-term bonds publicly issued by the U.S. government or its agencies.

o     Lehman Brothers  Government/Credit  (Total) Index is comprised of approximately  5,000 issues which include  non-convertible  bonds publicly issued by the U.S.  government or its agencies;  corporate  bonds  guaranteed by the U.S.  government  and  quasi-federal corporations;  and  publicly  issued,  fixed rate,  non-convertible  domestic  bonds of companies in industry,  public  utilities  and finance.  The average  maturity of these bonds  approximates  nine years.  Tracked by Shearson Lehman Brothers,  Inc., the index calculates total returns for one month, three month,  twelve month and ten year periods and year-to-date.

o     Lehman  Brothers  Aggregate  Bond Index is an unmanaged  index  composed of securities from the Lehman Brothers  Government/Corporate Bond Index,  Mortgage-Backed  Securities
     Index  and  the   Asset-Backed   Securities   Index.   Total  return   comprises  price
     appreciation/depreciation  and  income  as a  percentage  of the  original  investment.
     Indices are rebalanced monthly by market capitalization.

o     Lipper,   Inc.,  ranks  funds  in  various  fund  categories  by  making   comparative
     calculations  using total return.  Total return assumes the reinvestment of all capital gains  distributions and income dividends and takes into account any change in NAV over a specific  period of time.  From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

Bond Fund:
o     Merrill Lynch U.S.  Treasury/Agency  Master Index is an unmanaged  index  comprised of long-term bonds publicly issued by the U.S. government or its agencies.

o     Lehman Brothers  Government/Credit  (Total) Index is comprised of approximately  5,000 issues which include  non-convertible  bonds publicly issued by the U.S.  government or its agencies;  corporate  bonds  guaranteed by the U.S.  government  and  quasi-federal corporations;  and  publicly  issued,  fixed rate,  non-convertible  domestic  bonds of companies in industry,  public  utilities  and finance.  The average  maturity of these bonds  approximates  nine years.  Tracked by Shearson Lehman Brothers,  Inc., the index calculates total returns for one month, three month,  twelve month and ten year periods and year-to-date.

o     Lehman  Brothers  Aggregate  Bond Index is an unmanaged  index  composed of securities from the Lehman Brothers  Government/Corporate Bond Index,  Mortgage-Backed  Securities
     Index  and  the   Asset-Backed   Securities   Index.   Total  return   comprises  price
     appreciation/depreciation  and  income  as a  percentage  of the  original  investment.
     Indices are rebalanced monthly by market capitalization.

o     Lipper,   Inc.,  ranks  funds  in  various  fund  categories  by  making   comparative
     calculations  using total return.  Total return assumes the reinvestment of all capital gains  distributions and income dividends and takes into account any change in NAV over a specific  period of time.  From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.


Short Term Tax Free Bond Fund:
o     Lehman  Brothers 3 Year Municipal Bond Index is an unmanaged  index of municipal bonds issued after January 1, 1991 with a minimum  credit rating of at least Baa, been issued as part of a deal of at  least  $50  million,  have a  maturity  value  of at  least $5 million and a maturity range of 1-5 years.  As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

o     Lipper,   Inc.,  ranks  funds  in  various  fund  categories  by  making   comparative
     calculations  using total return.  Total return assumes the reinvestment of all capital gains  distributions and income dividends and takes into account any change in NAV over a specific  period of time.  From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

Intermediate Tax Free Bond Fund:
o     Lehman  Brothers 3 Year Municipal Bond Index is an unmanaged  index of municipal bonds issued after January 1, 1991 with a minimum  credit rating of at least Baa, been issued as part of a deal of at  least  $50  million,  have a  maturity  value  of at  least $5 million and a maturity range of 1-5 years.  As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

o     Lehman  Brothers 5 Year Municipal Bond Index is an unmanaged  index of municipal bonds issued  after  January  1, 1991 with a minimum  credit  rating of at least  Baa,  been issued as part of a deal of at least $50  million,  have a maturity  value of at least
      $3 million and a maturity  range of 1-9.99  years.  As of January  1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

o     Lehman  Brothers 7 Year Municipal Bond Index is an unmanaged  index of municipal bonds issued after January 1, 1991 with a minimum  credit rating of at least Baa, been issued as part of a deal of at  least  $50  million,  have a  maturity  value  of at  least $5 million and a maturity  range of 6-8 years.  As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

o     Lehman  Brothers 10 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum  credit rating of at least Baa, been issued as part of a deal of at  least  $50  million,  have a  maturity  value  of at  least $3 million and a maturity range of 10 years or greater.  As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

o     Lipper,   Inc.  ranks  funds  in  various  fund   categories  by  making   comparative
     calculations  using total return.  Total return assumes the reinvestment of all capital gains  distributions and income dividends and takes into account any change in NAV over a specific  period of time.  From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.


Prime Money Market Fund:
o     iMoneyNet,  Inc.'s Money Fund Report publishes annualized yields of money market funds
     weekly.   iMoneyNet  Inc.'s  Money  Market  Insight  publication  reports  monthly  and
     12-month-to-date investment results for the same money funds.

o     Salomon  30-Day  Treasury  Bill  Index  is a weekly  quote of the most  representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

o     Money, a monthly  magazine,  regularly ranks money market funds in various  categories based on the latest available  seven-day  effective yield. From time to time, the Funds will quote its Money ranking in advertising and sales literature.

o     Bank Rate Monitor  National  Index,  Miami Beach,  Florida,  published  weekly,  is an average of the interest rate of personal money market  deposit  accounts at ten of the largest  banks  and  thrifts  in  each  of  the  five  largest  Standard  Metropolitan
      Statistical Areas. If more than one rate is offered,  the lowest rate is used. Account minimums and compounding methods may vary.

o     Lipper,   Inc.  ranks  funds  in  various  fund   categories  by  making   comparative
     calculations  using total return.  Total return assumes the reinvestment of all capital gains  distributions and income dividends and takes into account any change in NAV over a specific  period of time.  From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

U.S. Treasury Money Market Fund:
o     Salomon  30-Day  Treasury  Bill  Index  is a weekly  quote of the most  representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

o     iMoneyNet,  Inc.'s Money Fund Report publishes annualized yields of money market funds
     weekly.   iMoneyNet  Inc.'s  Money  Market  Insight  publication  reports  monthly  and
     12-month-to-date investment results for the same money funds.

o     Money, a monthly  magazine,  regularly ranks money market funds in various  categories based on the latest available  seven-day  effective yield. From time to time, the Funds will quote its Money ranking in advertising and sales literature.

o     Lipper,   Inc.  ranks  funds  in  various  fund   categories  by  making   comparative
     calculations  using total return.  Total return assumes the reinvestment of all capital gains  distributions and income dividends and takes into account any change in NAV over a specific  period of time.  From time to time, the Funds will quote its Lipper ranking in advertising and sales literature.

FINANCIAL INFORMATION
============================================================================================


The  Financial  Statements  for the Funds for the fiscal  year  ended  April 30,  2003,  are incorporated  herein by reference to the Annual  Report to  shareholders  of the Riggs Funds dated April 30, 2003.


============================================================================================
INVESTMENT RATINGS

For Prime Money Market Fund:

Standard & Poor's Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e.,
AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols (i.e., SP-1+/A-1+).

Commercial Paper (CP) Ratings
An S&P commercial  paper rating is a current  assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by Standard &
Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).
This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard & Poor's Long-Term Debt Ratings
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.
However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term  ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such  characteristics  as payment upon  periodic  demand rather than fixed maturity  dates and payment  relying on external  liquidity.  In this case,  two ratings are usually assigned,  (for example,  Aaa/VMIG-1);  the first  representing an evaluation of the degree of risk associated  with scheduled  principal and interest  payments,  and the second representing an evaluation of the degree of risk  associated  with the demand  feature.  The
VMIG rating can be assigned a 1 or 2 designation using the same definitions  described above for the MIG rating.

Commercial Paper (CP) Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's Investors Service Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or
Moody's.

Fitch Ratings Short-Term Debt Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

Fitch Ratings Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk.
They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk.
They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C'
ratings signal imminent default.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS Short-Term Debt and Commercial Paper Rating Definitions
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category
(which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable.
Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an
"R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS Long-Term Debt Rating Definitions
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category
(which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

("high", "low") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.

For Short Term Tax Free Bond Fund and Intermediate tax free bond fund

Standard & Poor's Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating  reflects  the  liquidity  concerns and market  access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating
(short-term rating) describes the demand characteristics. Several examples are AAA/A-1+,
AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings
An S&P commercial  paper rating is a current  assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by Standard &
Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).
This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard & Poor's Long-Term Debt Ratings
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.
However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment
Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The
VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or
Moody's.

Fitch Ratings Short-Term Debt Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity

For Stock Fund and Small Company Stock Fund

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk.
They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk.
They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C'
ratings signal imminent default. Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


ADDRESSES
============================================================================================

riggs funds
Class R Shares
Class Y Shares
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Riggs Investment Advisors Inc.
800 17th Street N.W.
Washington, D.C. 20006-3950


Custodian
Riggs Bank N.A.
Riggs Funds
5700 RiverTech Court
Riverdale, MD 20737-1250

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
KPMG LLP
99 High Street
Boston, MA 02110



Cusip 76656A 609  Riggs Stock Fund R Shares                 RISTX
Cusip 76656A 781  Riggs Stock Fund Y Shares                 RIYSX
Cusip 76656A 807  Riggs Small Company Stock Fund R Shares         RISCX
Cusip 76656A 799  Riggs Small Company Stock Fund Y Shares         RISYX
Cusip 76656A 500  Riggs U.S. Government Securities Fund R Shares  RIBDX
Cusip 76656A 773  Riggs U.S. Government Securities Fund Y Shares  RIUSX
Cusip 76656A 872  Riggs Bond Fund R Shares                  RIBRX
Cusip 76656A 864  Riggs Short Term Tax Free Bond Fund R Shares    RSTBX
Cusip 76656A 856  Riggs Intermediate Tax Free Bond Fund R Shares  RTTFX
Cusip 76656A 203  Riggs Prime Money Market Fund R Shares          RRPXX
Cusip 76656A 104  Riggs Prime Money Market Fund Y Shares          RYPXX
Cusip 76656A 401  Riggs U.S. Treasury Money Market Fund R Shares  RGSXX
Cusip 76656A 302  Riggs U.S. Treasury Money Market Fund Y Shares  RYTXX


PART C.           OTHER INFORMATION.

Item 23.          Exhibits:

            (a)   (i)         Conformed Copy of the Declaration of Trust of the
                              Registrant; (1)
                  (ii)        Conformed copy of Amendment No. 1 to the Declaration
                              of Trust of the Registrant; (16)
                  (iii)       Conformed copy of Amendment No. 2 to the Declaration
                              of Trust of the Registrant; (16)
                  (iv)        Conformed copy of Amendment No. 3 to the Declaration
                              of Trust of the Registrant; (8)
                  (v)         Conformed copy of Amendment No. 4 to the Declaration
                              of Trust of the Registrant; (8)
                  (vi)        Conformed copy of Amendment No. 5 to the Declaration
                              of Trust of the Registrant;(8)
                  (vii)       Conformed copy of Amendment No. 6 to the Declaration
                              of Trust of the Registrant; (15)
                  (viii)      Conformed copy of Amendment No. 7 to the Declaration
                              of Trust of the Registrant; (15)
                  (ix)        Conformed copy of Amendment No. 8 to the Declaration
                              of Trust of the Registrant; (8)
                  (x)         Conformed copy of Amendment No. 9 to the Declaration
                              of Trust of the Registrant; (8)
                  (xi)        Conformed copy of Amendment No. 10 to the Declaration
                              of Trust of the Registrant; (17)
                  (xii)       Conformed copy of Amendment No. 11 to the Declaration
                              of Trust of the Registrant; (17)
                  (xiii)      Conformed copy of Amendment No. 12 to the Declaration
                              of Trust of the Registrant; +
            (b)   (i)         Copy of the By-Laws of the Registrant;(1)
                  (ii)        Copy of Amendment No. 1 to the By-Laws of the
                              Registrant; (16)
                  (iii)       Copy of Amendment No. 2 to the By-Laws of the
                              Registrant; (16)
                  (iv)        Copy of Amendment No. 3 to the By-Laws of the
                              Registrant; (16)
                  (v)         Copy of Amendment No. 4 to the By-Laws of the
                              Registrant; (16)
                  (vi)        Copy of Amendment No. 5 to the By-Laws of the
                              Registrant; +
            (c)   (i)         Copy of the Specimen Certificate for Shares of
                              Beneficial Interest of RIMCO Monument U.S. Treasury
                              Money Market Fund, RIMCO Monument Bond Fund and RIMCO
                              Monument Stock Fund;(2)
                  (ii)        Copy of the Specimen Certificate for Shares of
                              Beneficial Interest of RIMCO Monument Small
                              Capitalization Equity Fund; (6)
                  (iii)       Copy of the Specimen Certificate for Shares of
                              Beneficial Interest of RIMCO Monument Prime Money
                              Market Fund - Class A Shares and Class B Shares; (8)
            (d)   (i)         Conformed copy of the Investment Advisory Contract of
                              the Registrant and Exhibits A through I of the
                              Investment Advisory Contract; (17)
                  (ii)        Conformed copy of the Sub-Advisory Contract between
                              Riggs Bank, N.A. and J. Bush & Co. and Exhibit A of
                              the Sub-Advisory Contract; (16)
                  (iii)       Conformed copy of the Sub-Advisory Contract between
                              Riggs Investment Corp. and Riggs Investment Management
                              Corporation and Exhibits A through H of the
                              Sub-Advisory Contract; (17)
            (e)   (i)         Conformed copy of the Distributor's Contract of the
                              Registrant and Exhibits A and B thereto;(7)
                  (ii)        Conformed copy of Exhibit C to the Distributor's
                              Contract of the Registrant; (10)
                  (iii)       Conformed copy of Exhibits D & E to the Distributor's
                              Contract of the Registrant; (13)
                  (iv)        Conformed copy of Exhibits F & G to the Distributor's
                              Contract of the Registrant; (15)
                  (v)         Conformed copy of Exhibit H to the Distributor's
                              Contract of the Registrant; (16)
                  (vi)        Conformed copy of Exhibit I to the Distributor's
                              Contract of the Registrant; (17)
                  (vii)       Conformed copy of Amendment to Distributor's Contract
                              of the Registrant; (18)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of the Custody Agreement of the
                              Registrant;(1)
                  (ii)        Copy of the Custodial Compensation; (11)
                  (iii)       Conformed copy of Custody Agreement between Riggs Bank
                              N.A and The Bank of New York dated June 8, 1998; (13)
                  (iv)        Conformed copy of Appendix A to the Custody Agreement
                              of the Registrant; (16)
                  (v)         Conformed copy of Amendment No. 2 to Appendix B to the
                              Custody Agreement of the Registrant; (16)
                  (vi)        Conformed copy of Appendix C to the Custody Agreement
                              of the Registrant; (16)
                  (vii)       Conformed copy of Exhibit A to the Custody Agreement
                              of the Registrant; (16)
                  (viii)      Conformed copy of Exhibit B to the Custody Agreement
                              of the Registrant; (16)
                  (ix)        Conformed copy of Exhibit B-1 to the Custody Agreement
                              of the Registrant; (16)
                  (x)         Conformed copy of Exhibit C to the Custody Agreement
                              of the Registrant; (16)
                  (xi)        Conformed copy of Exhibit D to the Custody Agreement
                              of the Registrant; (16)
            (h)   (i)         Conformed copy of the Agreement for Fund Accounting
                              Services, Administrative Services, Transfer Agency
                              Services and Custody Services Procurement;(5)
                  (ii)        Conformed copy of Amendment No. 1 and Exhibit 1 to the
                              Agreement for Fund Accounting Services, Administrative
                              Services, Transfer Agency Services and Custody
                              Services Procurement; (17)
                  (iii)       Conformed copy of Amendment No. 1 to the Schedule of
                              Compensation for the Agreement for Fund Accounting
                              Services, Administrative Services, Transfer Agency
                              Services and Custody Services Procurement; (17)
                  (iv)        Conformed copy of Amendment to the Agreement for Fund
                              Accounting Services, Administrative Services, Transfer
                              Agency Services and Custody Services Procurement; (18)
                  (v)         Conformed copy of the Administrative Services
                              Agreement of the Registrant and Exhibit 1; (18)
                  (vi)        Conformed copy of the Shareholder Services Agreement
                              of the Registrant; (12)
                  (vii)       Conformed copy of Amendment No. 1 to Exhibit 1 to the
                              Shareholder Services Agreement of the Registrant; (16)
                  (viii)      Conformed copy of Amendment No. 2 to Exhibit 1 to the
                              Shareholder Services Agreement of the Registrant; (16)
                  (ix)        Conformed copy of Shareholder Services Plan of the
                              Registrant;(12)
                  (x)         Conformed copy of Exhibit A to the Shareholder
                              Services Plan of the Registrant; (16)
                  (xi)        Conformed copy of Exhibit B to the Shareholder
                              Services Plan of the Registrant; (16)
                  (xii)       Conformed copy of Exhibit C to the Shareholder
                              Services Plan of the Registrant; (16)
                  (xiii)      Conformed copy of Exhibit D to the Shareholder
                              Services Plan of the Registrant; (16)
                  (xiv)       Conformed copy of Exhibit E to the Shareholder
                              Services Plan of the Registrant; (16)
                  (xv)        Conformed copy of Exhibit F to the Shareholder
                              Services Plan of the Registrant; (16)
                  (xvi)       Conformed copy of Exhibit G to the Shareholder
                              Services Plan of the Registrant; (16)
                  (xvii)      Conformed copy of Exhibit H to the Shareholder
                              Services Plan of the Registrant; (16)
                  (xviii)     Conformed copy of Exhibit I to the Shareholder
                              Services Plan of the Registrant; (16)
                  (xix)       Conformed copy of Exhibit J to the Shareholder
                              Services Plan of the Registrant; (16)
                  (xx)        Conformed copy of Exhibit K to Shareholder Services
                              Plan of the Registrant; (16)
                  (xxi)       Conformed copy of Exhibit L to the Shareholder
                              Services Plan of the Registrant; (16)
                  (xxii)      Conformed copy of Exhibit M to the Shareholder
                              Services Plan of the Registrant; (16)
                  (xxiii)     Conformed copy of Exhibit N to the Shareholder
                              Services Plan of the Registrant; (17)
            (i)               Conformed copy of the Opinion and Consent of Counsel
                              as to legality of shares being registered; (9)
            (j)               Conformed copy of the Consent of Independent Auditors;
                              (18)
            (k)               Not applicable;
            (l)               Conformed copy of the Initial Capital Understanding;
                              (9)
            (m)   (i)         Conformed copy of the Distribution Plan of the
                              Registrant; (8)
                  (ii)        Conformed copy of Exhibit A to the Distribution Plan
                              of the Registrant; (16)
                  (iii)       Conformed copy of Exhibits B & C to the Distribution
                              Plan of the Registrant; (13)
                  (iv)        Conformed copy of Exhibit D to the Distribution Plan
                              of the Registrant; (16)
                  (v)         Conformed copy of Exhibit E to the Distribution Plan
                              of the Registrant; (16)
                  (vi)        Copy of Registrant's Rule 12b-1 Agreement of the
                              Registrant; (8)
                  (vii)       Conformed copy of Exhibit A to the Rule 12b-1
                              Agreement of the Registrant; (16)
            (n)   (i)         Conformed copy of the Multiple Class Plan of the
                              Registrant, as Amended, Effective September 1, 1998;
                              (13)
                  (ii)        Conformed copy of Exhibit A to the Multiple Class Plan
                              of the Registrant; (16)
                  (iii)       Conformed copy of Exhibit B to the Multiple Class Plan
                              of the Registrant; (16)
                  (iv)        Conformed copy of Exhibit C to the Multiple Class Plan
                              of the Registrant; (16)
            (o)               Conformed copy of Power of Attorney of the Registrant;
                              (17)
            (p)   (i)         Copy of the Code of Ethics for Adviser; (16)
                  (ii)        Copy of the Code of Ethics for Sub-Adviser; (18)
                  (iii)       Copy of the Code of Ethics for Access Persons; +

+     All exhibits are being filed electronically.

1.    Response is incorporated by reference to Registrant's Initial Registration
      Statement on Form N-1A filed May 9, 1991. (File Nos. 33-40428 and 811-6309).
2.    Response is incorporated by reference to Registrant's Pre-Effective Amendment
      No. 1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).
5.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).
6.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).
7.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 7 on Form N-1A filed June 27, 1995. (File Nos. 33-40428 and 811-6309).
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).
9.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 9 on Form N-1A filed June 27, 1996. (File Nos. 33-40428 and 811-6309).
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 10 on Form N-1A filed June 26, 1997. (File Nos. 33-40428 and 811-6309).
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 11 on Form N-1A filed April 24, 1998. (File Nos.  33-40428 and 811-6309).
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 12 on Form N-1A filed June 29, 1998. (File Nos. 33-40428 and 811-6309).
13.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309).
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 17 on Form N-1A filed September 10, 1999. (File Nos. 33-40428 and
      811-6309).
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 20 on Form N-1A filed June 29, 2000. (File Nos. 33-40428 and 811-6309).
17.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 21 on Form N-1A filed June 27, 2001. (File Nos. 33-40428 and 811-6309).
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 22 on Form N-1A filed June 27, 2002. (File Nos. 33-40428 and 811-6309).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification: (2)

Item 26.    Business and Other Connections of the Investment Adviser:

      (a)   The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Adviser, Riggs Investment Advisors Inc.  The Adviser
            manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 800 17th Street N.W., Washington,
            D.C. 20006.

Riggs Investment Advisors Inc. (RIA) has advised the Riggs Funds since September
1991, and as of April 30, 2003, provides investment advice for assets of over $1.9 billion.  RIA has a varied client base of approximately 200 other relationships including corporate pension plans, foundations, endowments and associations.

                         Other                   Business,
Name                     Substantial             Profession,
                         Position with           Vocation or
                         the Adviser             Employment
-------------------------------------------------------------------------

Henry A. Dudley,         Chairman and            Executive Vice
Jr.                      Director- Board of      President, Riggs
                         Directors               Bank, N.A.

Mark N. Hendrix          Director - Board of     Executive Vice
                         Directors               President and Chief
                                                 Marketing Officer,
                                                 Riggs Bank, N.A.

Steve Donald             Director - Board of     President, Riggs
                         Directors               Securities Inc.

Henry D.                 Director - Board of     Executive Vice
Morneault                Directors               President, Riggs
                                                 Bank, N.A.
Robert C. Roane          Director - Board of     Executive Vice
                         Directors               President and Chief
                                                 Operating Officer,
                                                 Riggs Bank, N.A.
Steven T. Tamburo        Director - Board of     Executive Vice
                         Directors               President, Riggs
                                                 Bank, N.A.

Timothy C.               Chairman and            President, Riggs
Coughlin                 Director- Riggs         National Corp.
                         Investment Advisors
                         Inc. Board of
                         Directors
Henry A. Dudley,         Director - Riggs        Executive Vice
Jr.                      Investment Advisors     President, Riggs
                         Inc. Board of           Bank, N.A.
                         Directors
Lawrence I.              Director - Riggs        President, Perpetual
Hebert                   Investment Advisors     Corp.
                         Inc. Board of
                         Directors

Henry D.                 Director - Riggs        Executive Vice
Morneault                Investment Advisors     President, Riggs
                         Inc. Board of           Bank, N.A.
                         Directors
Nathan Reischer          Director - Riggs        Managing Director,
                         Investment Advisors     Riggs Investment
                         Inc. Board of           Advisors Inc.
                         Directors

Robert Roane             Director - Riggs        Executive Vice
                         Investment Advisors     President and Chief
                         Inc. Board of           Operating Officer,
                         Directors               Riggs Bank, N.A.

Pierre (Pete) G.         Director - Riggs        Senior Managing
Trinque                  Investment Advisors     Director and Chief
                         Inc. Board of           Operating Officer,
                         Directors               Riggs Investment
                                                 Advisors Inc.

Item 27.    Principal Underwriters:

                    (a)   Federated Securities Corp. the Distributor for shares of
                          the Registrant, acts as principal underwriter for the
                          following open-end investment companies, including the
                          Registrant:

                  Cash Trust Series II; Cash Trust Series, Inc.; Edward Jones Money
                  Market Fund; Edward Jones Tax-Free Money Market Fund; Federated
                  American Leaders Fund, Inc.; Federated Adjustable Rate Securities
                  Fund; Federated Capital Income Fund, Inc.; Federated Core Trust;
                  Federated Equity Funds; Federated Equity Income Fund, Inc.;
                  Federated Fixed Income Securities, Inc.; Federated GNMA Trust;
                  Federated Government Income Securities, Inc.; Federated High Income
                  Bond Fund, Inc.; Federated High Yield Trust; Federated Income
                  Securities Trust; Federated Income Trust; Federated Index Trust;
                  Federated Institutional Trust; Federated Insurance Series;
                  Federated International Series, Inc.; Federated Investment Series
                  Funds, Inc.; Federated Limited Duration Government Fund, Inc.;
                  Federated Managed Allocation Portfolios; Federated Municipal
                  Opportunities Fund, Inc.; Federated Municipal Securities Fund,
                  Inc.; Federated Municipal Securities Income Trust; Federated
                  Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.;
                  Federated Stock Trust; Federated Total Return Government Bond Fund;
                  Federated Total Return Series, Inc.; Federated U.S. Government Bond
                  Fund; Federated U.S. Government Securities Fund: 1-3 Years;
                  Federated U.S. Government Securities Fund: 2-5 Years; Federated
                  World Investment Series, Inc.; Intermediate Municipal Trust; Money
                  Market Obligations Trust; CCMI Funds; Regions Morgan Keegan Select
                  Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon

Senior Vice Presidents:       Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen

Vice Presidents:              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment Management Group (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779

                                    (Notices should be sent to the Agent for Service
                                    at above address)

                                    5800 Corporate Drive
                                    Pittsburgh, PA 15237-7010

Federated Shareholder Services Company
("Transfer Agent, Dividend          P.O. Box 8600
Disbursing Agent and Portfolio      Boston, MA 02266-8600
Recordkeeper")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779

Riggs Investment Advisors Inc.      800 17th Street, N.W.
("Adviser")                         Washington, D.C. 20006-3950

Riggs Bank N.A..                    Riggs Funds
("Custodian")                       5700 RiverTech Court
                                    Riverdale, MD 20737-1250

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

      Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, RIGGS FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of
Pennsylvania, on the 27th day of June, 2003.

                                     RIGGS FUNDS
                        BY: /s/ C. Grant Anderson
                        C. Grant Anderson, Assistant Secretary
                        June 27, 2003

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                  DATE
By: /s/C. Grant Anderson         Attorney In Fact     June 27, 2003
C. Grant Anderson                For the Persons
ASSISTANT SECRETARY              Listed Below

      NAME                                TITLE

John F. Donahue*                    Chairman and Trustee

Peter J. Germain*                   President
                                    (Principal Executive Officer)

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

J. Christopher Donahue*             Executive Vice President
                                    and Trustee

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr.*                Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

*By Power of Attorney